SUPPLEMENT DATED OCTOBER 4, 2004 TO THE PROSPECTUS
                                DATED MAY 1, 2004

                            JNL(R) VARIABLE FUND LLC

The following changes apply to the prospectus listed above:

The following Funds should be added to the list of Funds on the cover page under JNL/Mellon Capital Management Target funds:

         JNL/Mellon Capital Management NASDAQ(R) 15 Fund
         JNL/Mellon Capital Management Value Line(R) 25 Fund

The section entitled "JNL/Mellon Capital Management Sector Funds" should be deleted and replaced in it entirety with the following:

JNL/MELLON CAPITAL MANAGEMENT REGULATED INVESTMENT COMPANY FUNDS:

        JNL/Mellon Capital Management JNL 5 Fund
        JNL/Mellon Capital Management VIP Fund
        JNL/Mellon Capital Management Communications Sector Fund
        JNL/Mellon Capital Management Consumer Brands Sector Fund
        JNL/Mellon Capital Management Energy Sector Fund
        JNL/Mellon Capital Management Financial Sector Fund
        JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund

The second page should be deleted in its entirety and replaced with the following:

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "DJIASM" "The DowSM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow SM 10 Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The Dow SM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The Dow SM 10 Fund or the owners of the JNL/Mellon Capital Management The Dow SM 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R). The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks Of THe Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

The following sentence should be added to the section entitled "PRINCIPAL INVESTMENT STRATEGIES" for the JNL/Mellon Capital Management The DowSM 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management 25 Fund and JNL/Mellon Capital Management Select Small-Cap Fund:

The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND (formerly JNL/Curian The S&P(R) 10 Fund)

The section entitled "PRINCIPAL INVESTMENT STRATEGIES" should be deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index, on or about the last business day before each "Stock Selection Date." The screening process is described in the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the Fund." The ten companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the five business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

JNL/MELLON  CAPITAL  MANAGEMENT  GLOBAL 15 FUND (formerly  JNL/Curian  Global 15
Fund)

The section entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003" should be deleted in its entirety and replaced with the following:

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------------------ --------------------- -------------------
                                                                                1 YEAR           LIFE OF FUND*
------------------------------------------------------------------------ --------------------- -------------------
JNL/Mellon Capital Management Global 15 Fund (Class A)                           33.16%               -0.09%
Dow Jones Industrial Average                                                     28.29%                0.48%
Financial Times 30 Index+                                                         9.12%              -16.56%
Hang Seng Stock Index                                                            41.20%                0.42%
MSCI DTR World IndexSM                                                           33.11%               -3.04%
------------------------------------------------------------------------ --------------------- -------------------

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

The Financial Times 30 Index is comprised of 30 leading U.K. companies chosen to be representative of British industry.

The Hang Seng Stock Index is a capitalization-weighted index of 33 companies that represent approximately 70 percent of the total market capitalization of the Stock Exchange of Hong Kong.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

*The Fund began operations on July 6, 1999.
 + Returns do not include the effect of foreign currency translations to U.S. dollars.

The following Funds should be added to the section entitled "ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC":

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management NASDAQ(R) 15 Fund (NASDAQ 15 Fund) is total return.

PRINCIPAL INVESTMENT STRATEGIES. The NASDAQ 15 Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The NASDAQ 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R). The 15 companies are selected only once annually on or about the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment. The 15 common stocks held by the Fund are selected each year through the following multi-step process from the stocks listed on the Nasdaq-100 Index as of the close of business on or about the applicable Stock Selection Date. First, the securities are ranked by the following criteria: (1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. We select the 15 stocks with the lowest sums for the Fund. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in the securities determined by the strategy. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the fund. The performance of the NASDAQ 15 Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (Securities Related Companies). If a Securities Related Company is selected by the strategy described above, the sub-adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE NASDAQ 15 FUND. An investment in the NASDAQ 15 Fund is not guaranteed. As with any mutual fund, the value of the NASDAQ 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the NASDAQ 15 Fund invests in U.S. traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The NASDAQ 15 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategies, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the NASDAQ 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The NASDAQ 15 Fund's total return and share price.

     o LIMITED MANAGEMENT. The NASDAQ 15 Fund's strategy of investing in 15 companies according to criteria determined on a Stock Selection Date prevents the NASDAQ 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 15 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the NASDAQ 15 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the NASDAQ 15 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and that stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this supplement. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------
------------------------------------------------------------------ -----------------------
                                                                          CLASS A
------------------------------------------------------------------ -----------------------
------------------------------------------------------------------ -----------------------
Management/Administrative Fee                                               0.52%
------------------------------------------------------------------ -----------------------
------------------------------------------------------------------ -----------------------
12b-1 Service Fee                                                           0.20%
------------------------------------------------------------------ -----------------------
------------------------------------------------------------------ -----------------------
Other Expenses *                                                            0.05%
------------------------------------------------------------------ -----------------------
------------------------------------------------------------------ -----------------------
Total Fund Annual Operating Expenses                                        0.77%
------------------------------------------------------------------ -----------------------

* Other Expenses include the costs associated with a .04% license fee paid to NASDAQ and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              --------------------------------- ---------------------------
              EXPENSE EXAMPLE                            CLASS A
              --------------------------------- ---------------------------
              --------------------------------- ---------------------------
              1 Year                                       $79
              --------------------------------- ---------------------------
              --------------------------------- ---------------------------
              3 Years                                     $246
              --------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the NASDAQ 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Value Line(R) 25 Fund (Value Line 25 Fund) is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Fund seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 25 stocks are selected each year by Mellon Capital Management based on certain positive financial attributes. Value Line(R) ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line's #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen only once annually from the 100 stocks with the #1 ranking on or about the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

The 25 stocks are chosen as follows:

     o starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o the numerical ranks achieved by each company in the above step are added; and

     o    the 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in the securities determined by the strategy. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the fund. The performance of the Value Line 25 Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

PRINCIPAL RISKS OF INVESTING IN THE VALUE LINE 25 FUND. An investment in the Value Line 25 Fund is not guaranteed. As with any mutual fund, the value of the Value Line 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Value Line 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Value Line 25 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were diversified. If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategy, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Value Line 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in Value Line 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Value Line 25 Fund's strategy of investing in 25 companies according to criteria determined on a Stock Selection Date prevents Value Line 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Value Line 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Value Line 25 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

     o INVESTMENT STRATEGY RISK. Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this supplement. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------
------------------------------------------------------- -------------------------------------
                                                                 CLASS A
------------------------------------------------------- -------------------------------------
------------------------------------------------------- -------------------------------------
Management/Administrative Fee                                     0.52%
------------------------------------------------------- -------------------------------------
------------------------------------------------------- -------------------------------------
12b-1 Service Fee                                                 0.20%
------------------------------------------------------- -------------------------------------
------------------------------------------------------- -------------------------------------
Other Expenses *                                                  0.16%
------------------------------------------------------- -------------------------------------
------------------------------------------------------- -------------------------------------
Total Fund Annual Operating Expenses                              0.88%
------------------------------------------------------- -------------------------------------

* Other Expenses include the costs associated with a .15% license fee paid to Value Line and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           ------------------------------- ----------------------------
           EXPENSE EXAMPLE                           CLASS A
           ------------------------------- ----------------------------
           ------------------------------- ----------------------------
           1 Year                                      $90
           ------------------------------- ----------------------------
           ------------------------------- ----------------------------
           3 Years                                    $281
           ------------------------------- ----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Value Line 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL 5 Fund ("JNL 5 Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy; and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in the Prospectus.

The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this supplement. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------
------------------------------------------------------- -----------------------------------
                                                                CLASS A
------------------------------------------------------- -----------------------------------
------------------------------------------------------- -----------------------------------
Management/Administrative Fee                                    0.52%
------------------------------------------------------- -----------------------------------
------------------------------------------------------- -----------------------------------
12b-1 Service Fee                                                0.20%
------------------------------------------------------- -----------------------------------
------------------------------------------------------- -----------------------------------
Other Expenses*                                                  0.01%
------------------------------------------------------- -----------------------------------
------------------------------------------------------- -----------------------------------
Total Fund Annual Operating Expenses                             0.73%
------------------------------------------------------- -----------------------------------

* Other Expenses include the costs associated with license fees paid to Dow Jones and S&P and includes the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              ---------------------------------- ---------------------------
              EXPENSE EXAMPLE                             CLASS A
              ---------------------------------- ---------------------------
              ---------------------------------- ---------------------------
              1 Year                                        $75
              ---------------------------------- ---------------------------
              ---------------------------------- ---------------------------
              3 Years                                      $233
              ---------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund (VIP Fund) is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The DowSMCore 5 Strategy;

     o    The European 20 Strategy;

     o    The NASDAQ(R) 15 Strategy;

     o    The S&P 24 Strategy;

     o    The Select Small-Cap Strategy; and

     o    The Value Line(R) 25 Strategy.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The securities which comprise the above strategies are selected as follows:

THE DOWSMCORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high dividend yields and/or high buyback ratios and high return on assets. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the Stock Selection Date divided by a company's shares outstanding on or about the Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are determined as follows:

     o The sub-adviser ranks all 30 stocks contained in the DJIASM by the sum of their dividend yield and buyback ratio on or about the Stock Selection Date;

     o The sub-adviser then selects the 10 stocks with the highest combined dividend yields and buyback ratios; and

     o From the 10 stocks selected above, the sub-adviser selects the five stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the five stocks selected for the Strategy on or about the Stock Selection Date.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The sub-adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on or about the Stock Selection Date;

     o The sub-adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy

THE NASDAQ(R) 15 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The NASDAQ 15 Strategy seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The NASDAQ 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R).

The 15 common stocks held by the strategy are selected each year through the following multi-step process from the stocks listed on the Nasdaq-100 Index as of the close of business on or about the applicable Stock Selection Date. First, the securities are ranked by the following criteria: (1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. We select the 15 stocks with the lowest sums for the Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE S&P 24 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Strategy seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. The S&P 24 Strategy selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The 24 companies are selected only once annually on or about the Stock Selection Date using the following steps:

     o All of the economic sectors in the S&P 500 Index are ranked by market capitalization and the eight largest sectors are selected;

     o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

          o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

          o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

          o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

     o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for The S&P 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

         Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

THE SELECT SMALL-CAP STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Select Small-Cap Strategy seeks to achieve its objective by investing in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Select Small-Cap Strategy stocks are determined on or about the last business day before the Stock Selection Date as follows:

     o The sub-adviser selects the stocks of all U.S. corporations which trade on the NYSE, the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq") (excluding limited partnerships, American Depository Receipts and mineral and oil royalty trusts);

     o    The   sub-adviser   then  selects   companies   which  have  a  market
          capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000;

     o The sub-adviser then selects the stocks with positive three-year sales growth;

     o The sub-adviser then selects those stocks whose most recent annual earnings are positive;

     o The sub-adviser then eliminates any stock whose price has appreciated by more than 75% in the last 12 months; and

     o Finally, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months on a relative market capitalization basis (highest to lowest) for the Select Small-Cap Strategy.

THE VALUE LINE(R) 25 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Strategy seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line's view of their probable price performance during the next six months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen from the 100 stocks with the #1 ranking on or about January 1 each year.

     The 25 stocks are chosen as follows:

     o starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o the numerical ranks achieved by each company in the above step are added; and

     o    the 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o CONCENTRATION RISK. For the NASDAQ(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this supplement. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

  ----------------------------------------------------------------------------------- -------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
                                                                                           CLASS A
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Management/Administrative Fee                                                          0.52%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  12b-1 Service Fee                                                                         0.20%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Other Expenses*                                                                            0.05%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Total Fund Annual Operating Expenses                                                     0.77%
  ----------------------------------------------------------------------------------- -------------------

* Other Expenses include the costs associated with license fees paid to Dow Jones, NASDAQ, S&P and Value Line and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       ------------------------------------- -------------------------
       EXPENSE EXAMPLE                               CLASS A
       ------------------------------------- -------------------------
       ------------------------------------- -------------------------
       1 Year                                           $79
       ------------------------------------- -------------------------
       ------------------------------------- -------------------------
       3 Years                                         $246
       ------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The section entitled "ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT TARGET AND SECTOR FUNDS" should be deleted in its entirety and replaced with the following:

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS.

THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND, JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND AND JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND ("JNL/MCM FUNDS"). It is generally not possible for the sub-adviser to purchase round lotS (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the sub-adviser generally attempts to maintain, to the extent practicable, a minimum cash position at all times. Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The sub-adviser attempts to replicate the percentage relationship (determined based on the number of shares of each stock, not the stocks' prices or values) of the stocks selected at the prior Stock Selection Date when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the percentage relationships of the number of shares of each stock owned immediately after the Stock Selection Date seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the number of shares of each of the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Funds, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (Securities Related Companies). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission (SEC) from this limitation so that The Dow 10, The S&P 10 and the Global 15 Funds may invest up to approximately 10.5% (for The Dow 10 Fund and The S&P 10 Fund) and 7.17% (for the Global 15 Fund) of the respective Fund's total assets in the stock of Securities Related Companies. The 10.5% and 7.17% respective standards are applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The sub-adviser may depart from a JNL/MCM Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

As of the January 2005 Stock Selection Date, the following will no longer apply. In selecting the securities to be purchased by each of the JNL/MCM Funds, the sub-adviser excludes the stocks of companies which, based on publicly available information as of two business days prior to the Stock Selection Date, are the target of an announced merger or acquisition which will result in shareholders receiving stock in another entity in exchange for their investment in the company and which is expected to be completed within six months after the Stock Selection Date. The security selection criteria then are re-applied to select the stock of another company in place of any company so excluded.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY ALL FUNDS EXCLUDING THE REGULATED INVESTMENT COMPANY Funds. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages.

The following should be added to the section entitled "DESCRIPTION OF INDICES:"

NASDAQ-100 INDEX. The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

                       MANAGEMENT OF THE JNL VARIABLE FUND

In the section entitled "INVESTMENT ADVISER", the last two paragraphs should be deleted in their entirety and replaced with the following:

The JNL/Mellon Capital Management Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%

The section entitled "TAX STATUS" should be deleted in its entirety and replaced with the following:

                                   TAX STATUS
GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/MCM Funds and (ii) Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

JNL/MCM FUNDS

The sole owners of each JNL/MCM Funds are JNL separate accounts that hold such interests pursuant to variable insurance contracts. Each JNL/MCM Fund is treated by JNL as a "disregarded entity" for federal income tax purposes and is taxed as part of the operations of JNL.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of JNL and Jackson National Life Insurance Company of New YorkSM and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Sector Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of JNL and Jackson National Life Insurance Company of New York. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The sub-adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

The following table should be added to the prospectus:

   HYPOTHETICAL PERFORMANCE DATA FOR JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

Certain aspects of the investment strategies for The DowSM 10 Fund, The S&P(R) 10 Fund, the Global 15 Fund, the 25 Fund, the Select Small-Cap Fund, the NASDAQ(R) 15 Fund, the Value Line(R) 25 Fund, the VIP Fund and the JNL 5 Fund (JNL/Mellon Capital Management Funds) can be demonstrated using historical data. The following table illustrates the hypothetical performance of the investment strategies used by each JNL/Mellon Capital Management Fund and the actual performance of the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index and the Russell 2000 Index. The table also shows how performance varies from year to year.

The information for the JNL/Mellon Capital Management Funds assumes that each investment strategy was fully invested as of the beginning of each year and that each "Stock Selection Date" was the first business day of the year. In addition, the performance information does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, expenses or taxes. Any of such charges will lower the returns shown. The information provided below also does not reflect that we may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The results would be different if the cash positions were reflected.

In preparing the hypothetical performance reports, Mellon Capital Management Corporation made various assumptions about how the strategies would have been implemented historically. Mellon Capital Management Corporation's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical results shown could have been achieved with actual trading or that other assumptions would have produced identical results.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

The returns shown below for the JNL/Mellon Capital Management Funds do not represent the results of actual trading and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used during the periods shown to actually manage client assets.

The returns shown below for the JNL/Mellon Capital Management Funds are not a guarantee of future performance and should not be used to predict the expected returns for a specific JNL/Mellon Capital Management Fund. The hypothetical returns shown below do indicate the significant variation in returns among the several JNL/Mellon Capital Management Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical JNL/Mellon Capital Management Fund under-performed its respective index in certain years.



                    HYPOTHETICAL COMPARISON OF TOTAL RETURNS

                                    Select                   Global      NASDAQ(R)    Value
              25 Fund    Dow 10    Small-Cap   S&P 10          15           15      Line(R) 25    VIP       JNL 5     S&P 500
             Strategy   Strategy   Strategy   Strategy      Strategy     Strategy    Strategy   Strategy   Strategy     Index

1984               2.15       6.47       5.25       8.60      18.03           -          -          -       8.10       6.03
1985              43.69      30.49      35.38      51.65      45.53           -          -          -      41.35      31.58
1986              29.18      35.58      10.16      34.55      37.86        9.08      27.23      26.58      29.47      18.31
1987              17.84      20.20      -1.78       4.20      40.42       19.51      15.98      17.33      16.18       5.11
1988              36.77      26.55      26.79      20.36      23.29        8.66       7.56      15.77      26.75      16.65
1989              22.20      27.07      24.13      45.86      15.42       45.55      43.53      34.49      26.94      31.54
1990              -6.20      -7.77     -10.66       3.81      -0.43       -5.78       7.12      -1.55      -4.25      -3.16
1991              41.45      35.42      52.96      18.09      37.67       89.70      65.38      51.16      37.12      30.56
1992              15.50       9.02      13.27      22.69      22.66        5.35       6.47       3.15      16.63       7.72
1993              17.60      28.48      19.06      33.08      50.87       32.10      12.81      21.93      29.82      10.01
1994               2.24       3.81      -2.31       5.30      -5.69        1.75       3.67       2.76       0.67       1.30
1995              33.55      36.57      47.09      28.41      25.47       61.51      44.58      46.98      34.22      37.50
1996              17.10      28.49      20.41      28.74      28.12       27.74      45.45      29.16      24.57      23.11
1997              33.87      21.91      21.39      36.03      17.53       34.92      40.79      29.84      26.15      33.29
1998              11.01      10.70      14.60      50.41       6.61      106.04      93.85      54.12      18.67      28.70
1999               2.52       3.67      23.41      17.43      14.18      103.33     101.92      52.50      12.24      21.07
2000               2.60       6.11      30.09     -19.00      12.27      -19.84     -18.90       1.67       6.41      -9.18
2001               8.88      -4.79       4.43     -17.31      -6.88      -33.19       0.89      -8.12      -3.13     -11.91
2002              -9.65      -8.92     -10.01     -16.77      -6.78      -26.52     -19.51     -11.96     -10.43     -22.10
2003              43.40      28.69      45.42      22.27      25.67       33.25      44.37      33.01      33.09      28.72

20 Year
Annualized
Return            17.16      15.93      17.13      17.00      18.90      21.21*     24.98*     20.38*      17.59      12.94



               Russell
                2000                           Hang Seng
                Index   DJIA Index  FT 30Index    Index

1984            -7.28       1.00        2.72      45.72
1985            31.07      33.57       55.20      51.02
1986             5.96      26.37       24.29      51.26
1987            -8.25       5.48       37.49      -8.08
1988            25.04      16.43        6.89      21.80
1989            15.77      31.87       22.74      10.21
1990           -19.75      -0.81       10.21      11.72
1991            46.00      24.48       15.17      48.03
1992            18.47       7.36       -2.01      32.40
1993            18.98      16.89       19.27     121.82
1994            -1.88       4.97        1.60     -29.08
1995            28.34      36.89       17.98      27.21
1996            16.46      29.10       20.02      37.71
1997            22.28      24.80       16.64     -17.78
1998            -2.53      18.20       12.58      -2.28
1999            21.17      26.92       14.61      74.11
2000            -2.87      -4.83      -16.66      -8.89
2001             2.49      -5.50      -23.64     -22.62
2002           -20.44     -14.79      -29.23     -15.65
2003            47.29      28.32       26.44      39.28

20 Year
Annualized
Return          10.20      14.35        9.84      18.28

(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the NASDAQ(R) 15
         Strategy, the Value Line(R) 25 Strategy, the VIP Strategy and the JNL 5
         Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.
(2) The total return shown does not take into consideration any sales charges, commissions, expenses or taxes. Total return assumes that all dividends are reinvested and all returns are stated in terms of the United States dollar. Although each Strategy seeks to achieve a better performance than its respective index as a whole, there can be no assurance that a Strategy will achieve a better performance.
*These numbers reflect an 18 year Annualized Return.

The second paragraph and the Financial Highlights table in the section entitled "FINANCIAL HIGHLIGHTS" should be deleted in its entirety and replaced with the following:

The information for 2001, 2002 and 2003 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2004 has not been audited. The information for other periods shown below were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                $4.19             $0.03            $0.14           $0.17           $4.36
    12/31/2003                 3.15              0.02             1.02            1.04            4.19
    12/31/2002                 5.79              0.01            (2.65)          (2.64)           3.15
    12/31/2001                11.02              0.01            (5.24)          (5.23)           5.79
    12/31/2000                15.09             (0.02)           (4.05)          (4.07)          11.02
 07/02(a)-12/31/99            10.00                 -             5.09            5.09           15.09

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                10.71                 -             0.02            0.02           10.73
    12/31/2003                 8.86              0.08             1.77            1.85           10.71
    12/31/2002                 9.42              0.02            (0.58)          (0.56)           8.86
    12/31/2001                10.31              0.02            (0.91)          (0.89)           9.42
    12/31/2000                 9.55              0.02             0.74            0.76           10.31
 07/02(a)-12/31/99            10.00              0.03            (0.48)          (0.45)           9.55

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                14.13              0.05             2.07            2.12           16.25
    12/31/2003                10.72              0.08             3.33            3.41           14.13
    12/31/2002                11.11              0.05            (0.44)          (0.39)          10.72
    12/31/2001                14.91              0.01            (3.81)          (3.80)          11.11
    12/31/2000                10.27                 -             4.64            4.64           14.91
 07/02(a)-12/31/99            10.00              0.04             0.23            0.27           10.27

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                11.57              0.09             0.22            0.31           11.88
    12/31/2003                 8.68              0.11             2.78            2.89           11.57
    12/31/2002                10.10              0.07            (1.49)          (1.42)           8.68
    12/31/2001                11.42              0.04            (1.36)          (1.32)          10.10
    12/31/2000                 8.97              0.02             2.43            2.45           11.42
 07/02(a)-12/31/99            10.00              0.02            (1.05)          (1.03)           8.97

-------------------------------------------------------------------------------------------------------




                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                  4.06 %           $13,282            21.8%             0.75%          1.43%
    12/31/2003                   33.02             8,244            149.3              0.91           0.46
    12/31/2002                  (45.60)            6,104             50.9              0.89           0.15
    12/31/2001                  (47.46)           10,471             64.1              0.85          (0.08)
    12/31/2000                  (26.97)           12,503             76.0              0.85          (0.25)
 07/02(a)-12/31/99               50.90             5,049             85.7              0.85          (0.08)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                   0.19            15,285              4.6              0.76              -
    12/31/2003                  20.88            10,764            167.7              0.91           0.72
    12/31/2002                  (5.94)            9,466             28.5              0.89           0.39
    12/31/2001                  (8.63)            8,006             61.7              0.85           0.71
    12/31/2000                   7.96             4,301             52.9              0.85           0.57
 07/02(a)-12/31/99              (4.50)            1,673             98.2              0.85           0.76

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                   15.00            29,865              1.6              0.74           0.92
    12/31/2003                   31.81             9,136            141.2              0.91           0.65
    12/31/2002                   (3.51)            7,408             53.0              0.89           0.42
    12/31/2001                  (25.49)            7,468             67.6              0.85           0.33
    12/31/2000                   45.18             5,226             54.3              0.85           0.40
 07/02(a)-12/31/99                2.70               762            103.1              0.85           0.47

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                    2.68            21,972              2.9              0.76           1.70
    12/31/2003                   33.30            17,965            162.2              0.91           1.06
    12/31/2002                  (14.06)           14,184             25.3              0.89           0.70
    12/31/2001                  (11.56)           15,911             67.6              0.85           0.63
    12/31/2000                   27.31            11,278             41.9              0.85           0.53
 07/02(a)-12/31/99              (10.30)            2,496             61.5              0.85           0.73

-----------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
     6/30/2004                $9.96            $(0.24)           $0.85           $0.61          $10.57
    12/31/2003                 7.48             (0.22)            2.70            2.48           9.96
    12/31/2002                 8.68             (0.39)           (0.81)          (1.20)          7.48
    12/31/2001                 8.74              0.09            (0.15)          (0.06)          8.68
    12/31/2000                 8.99              0.22            (0.47)          (0.25)          8.74
 07/02(a)-12/31/99            10.00              0.11            (1.12)          (1.01)          8.99

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                11.28              0.02             0.30            0.32          11.60
    12/31/2003                 8.79             (0.03)            2.52            2.49          11.28
    12/31/2002                12.67             (0.03)           (3.85)          (3.88)          8.79
    12/31/2001                13.60             (0.03)           (0.90)          (0.93)         12.67
    12/31/2000                 9.74                 -             3.86            3.86          13.60
 07/02(a)-12/31/99            10.00                 -            (0.26)          (0.26)          9.74

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
     6/30/2004                10.64             (0.01)            1.11            1.10          11.74
    12/31/2003                 8.01              0.12             2.51            2.63          10.64
    12/31/2002                 9.07             (0.10)           (0.96)          (1.06)          8.01
    12/31/2001                 7.94              0.02             1.11            1.13           9.07
    12/31/2000                 8.30              0.13            (0.49)          (0.36)          7.94
 07/02(a)-12/31/99            10.00              0.08            (1.78)          (1.70)          8.30

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
     6/30/2004                17.72             (0.03)            0.01           (0.02)         17.70
    12/31/2003                11.97             (0.05)            5.80            5.75          17.72
    12/31/2002                14.54              0.11            (2.68)          (2.57)         11.97
    12/31/2001                15.13              0.01            (0.60)          (0.59)         14.54
    12/31/2000                12.38             (0.04)            2.79            2.75          15.13
 07/02(a)-12/31/99            10.00             (0.02)            2.40            2.38          12.38

-------------------------------------------------------------------------------------------------------





                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
     6/30/2004                  6.12 %          $242,842            20.9%             0.74%          3.44%
    12/31/2003                   33.16           141,388             28.9              0.86           3.44
    12/31/2002                  (13.82)           30,501             20.4              0.88           3.59
    12/31/2001                   (0.69)            8,075             45.5              0.90           3.55
    12/31/2000                   (2.78)            5,037             93.4              0.90           4.32
 07/02(a)-12/31/99              (10.10)            2,034             80.5              0.90           3.44

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                    2.84            42,997              0.5              0.75           0.54
    12/31/2003                   28.33            23,634            145.5              0.91           0.27
    12/31/2002                  (30.62)           18,280             44.0              0.89          (0.28)
    12/31/2001                   (6.84)           24,500             52.5              0.85          (0.26)
    12/31/2000                   39.63            17,462             63.0              0.85           0.04
 07/02(a)-12/31/99               (2.60)            4,046             58.9              0.85           0.15

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
     6/30/2004                   10.34           272,838             55.6              0.69           1.64
    12/31/2003                   32.83           164,658             33.3              0.81           4.11
    12/31/2002                  (11.69)           37,479             35.6              0.82           2.05
    12/31/2001                   14.23             8,403             49.0              0.85           2.34
    12/31/2000                   (4.34)            3,569             85.0              0.85           2.71
 07/02(a)-12/31/99              (17.00)            1,858             66.3              0.85           2.48

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
     6/30/2004                   (0.11)          245,266             82.7              0.69          (0.43)
    12/31/2003                   48.04           170,156             38.6              0.81          (0.12)
    12/31/2002                  (17.68)           38,583             62.7              0.83           1.02
    12/31/2001                   (3.90)           14,442             78.7              0.85          (0.25)
    12/31/2000                   22.21             7,729            116.4              0.85          (0.47)
 07/02(a)-12/31/99               23.80             2,100            102.5              0.85          (0.39)

--------------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights


                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                $6.13            $(0.01)          $(0.05)         $(0.06)          $6.07
    12/31/2003                 4.22             (0.04)            1.95            1.91            6.13
    12/31/2002                 6.72             (0.03)           (2.47)          (2.50)           4.22
    12/31/2001                12.18                 -            (5.46)          (5.46)           6.72
    12/31/2000                15.39             (0.08)           (3.13)          (3.21)          12.18
 07/02(a)-12/31/99            10.00             (0.01)            5.40            5.39           15.39

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND

Class A
     6/30/2004                10.11              0.02            (0.37)          (0.35)           9.76
    12/31/2003                 8.04              0.03             2.04            2.07           10.11
    12/31/2002                 8.92              0.01            (0.89)          (0.88)           8.04
    12/31/2001                 9.18              0.07            (0.33)          (0.26)           8.92
    12/31/2000                 8.73              0.13             0.32            0.45            9.18
 07/02(a)-12/31/99            10.00              0.05            (1.32)          (1.27)           8.73

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND

Class A
     6/30/2004                 9.17                 -             0.25            0.25            9.42
    12/31/2003                 7.71              0.02             1.44            1.46            9.17
    12/31/2002                 9.41                 -            (1.70)          (1.70)           7.71
    12/31/2001                11.97              0.04            (2.60)          (2.56)           9.41
    12/31/2000                11.06             (0.03)            0.94            0.91           11.97
 07/02(a)-12/31/99            10.00              0.01             1.05            1.06           11.06

-------------------------------------------------------------------------------------------------------






                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                  (0.98)%         $29,039             1.5%             0.76%          (0.45)%
    12/31/2003                  45.26            20,434            155.9              0.91          (0.65)
    12/31/2002                 (37.20)           14,515             32.4              0.89          (0.80)
    12/31/2001                 (44.83)           20,044             64.4              0.85          (0.72)
    12/31/2000                 (20.86)           20,071             81.5              0.85          (0.72)
 07/02(a)-12/31/99              53.90             7,834             55.7              0.85          (0.40)

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND

Class A
     6/30/2004                  (3.46)          323,761             31.5              0.68           3.07
    12/31/2003                  25.75           229,090             24.7              0.81           3.10
    12/31/2002                  (9.87)           80,821             21.7              0.83           2.92
    12/31/2001                  (2.83)           36,882             38.5              0.85           2.34
    12/31/2000                   5.15            21,051             47.1              0.85           2.62
 07/02(a)-12/31/99             (12.70)            7,786             23.3              0.85           2.53

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND

Class A
     6/30/2004                   2.73           246,999             77.1              0.69           0.32
    12/31/2003                  18.94           155,143             49.2              0.81           0.69
    12/31/2002                 (18.07)           41,209             68.6              0.83           0.29
    12/31/2001                 (21.39)           20,187             66.8              0.85           0.41
    12/31/2000                   8.23            18,964             91.3              0.85          (0.27)
 07/02(a)-12/31/99              10.60             9,192             27.9              0.85           0.16

------------------------------------------------------------------------------------------------------------------


--------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.




(To be used with VC3656 Rev. 05/04 and VC5526 Rev. 05/04.)

                                                                    V5862 10/04

               SUPPLEMENT DATED OCTOBER 4, 2004 TO THE PROSPECTUS
                                DATED MAY 1, 2004

                            JNL(R) VARIABLE FUND LLC

The following changes apply to the prospectus listed above:

The following funds should be added to the front cover:

         JNL/Mellon Capital Management JNL 5 Fund
         JNL/Mellon Capital Management VIP Fund

The following should be added:

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "DJIASM" "The DowSM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow SM 10 Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The Dow SM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The Dow SM 10 Fund or the owners of the JNL/Mellon Capital Management The Dow SM 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R). The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks Of THe Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

The following Funds should be added to the section entitled "ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC":

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL 5 Fund ("JNL 5 Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy; and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Supplement.

The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this supplement. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------
------------------------------------------------------- ----------------------------
                                                                  CLASS A
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
Management/Administrative Fee                                      0.52%
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
12b-1 Service Fee                                                  0.20%
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
Other Expenses*                                                    0.01%
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
Total Fund Annual Operating Expenses                               0.73%
------------------------------------------------------- ----------------------------

* Other Expenses include the costs associated with license fees paid to Dow Jones and S&P and includes the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ------------------------------- ---------------------------
         EXPENSE EXAMPLE                          CLASS A
         ------------------------------- ---------------------------
         ------------------------------- ---------------------------
         1 Year                                     $75
         ------------------------------- ---------------------------
         ------------------------------- ---------------------------
         3 Years                                   $233
         ------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund (VIP Fund) is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The DowSMCore 5 Strategy;

     o    The European 20 Strategy;

     o    The NASDAQ(R) 15 Strategy;

     o    The S&P 24 Strategy;

     o    The Select Small-Cap Strategy; and

     o    The Value Line(R) 25 Strategy.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The securities which comprise the above strategies are selected as follows:

THE DOWSMCORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high dividend yields and/or high buyback ratios and high return on assets. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the Stock Selection Date divided by a company's shares outstanding on or about the Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are determined as follows:

     o The sub-adviser ranks all 30 stocks contained in the DJIASM by the sum of their dividend yield and buyback ratio on or about the Stock Selection Date;

     o The sub-adviser then selects the 10 stocks with the highest combined dividend yields and buyback ratios; and

     o From the 10 stocks selected above, the sub-adviser selects the five stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the five stocks selected for the Strategy on or about the Stock Selection Date.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The sub-adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on or about the Stock Selection Date;

     o The sub-adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy

THE NASDAQ(R) 15 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The NASDAQ 15 Strategy seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The NASDAQ 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R).

The 15 common stocks held by the strategy are selected each year through the following multi-step process from the stocks listed on the Nasdaq-100 Index as of the close of business on or about the applicable Stock Selection Date. First, the securities are ranked by the following criteria: (1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. We select the 15 stocks with the lowest sums for the Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE S&P 24 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Strategy seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. The S&P 24 Strategy selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The 24 companies are selected only once annually on or about the Stock Selection Date using the following steps:

     o All of the economic sectors in the S&P 500 Index are ranked by market capitalization and the eight largest sectors are selected;

     o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

          o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

          o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

          o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

     o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for The S&P 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

     Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

THE SELECT SMALL-CAP STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Select Small-Cap Strategy seeks to achieve its objective by investing in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Select Small-Cap Strategy stocks are determined on or about the last business day before the Stock Selection Date as follows:

     o The sub-adviser selects the stocks of all U.S. corporations which trade on the NYSE, the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq") (excluding limited partnerships, American Depository Receipts and mineral and oil royalty trusts);

     o    The   sub-adviser   then  selects   companies   which  have  a  market
          capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000;

     o The sub-adviser then selects the stocks with positive three-year sales growth;

     o The sub-adviser then selects those stocks whose most recent annual earnings are positive;

     o The sub-adviser then eliminates any stock whose price has appreciated by more than 75% in the last 12 months; and

     o Finally, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months on a relative market capitalization basis (highest to lowest) for the Select Small-Cap Strategy.

THE VALUE LINE(R) 25 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Strategy seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line's view of their probable price performance during the next six months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen from the 100 stocks with the #1 ranking on or about January 1 each year.

     The 25 stocks are chosen as follows:

     o starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o the numerical ranks achieved by each company in the above step are added; and

     o    the 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o CONCENTRATION RISK. For the NASDAQ(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this supplement. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

  -------------------------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  -------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------- -------------------
                                                                                           CLASS A
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Management/Administrative Fee                                                             0.52%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  12b-1 Service Fee                                                                         0.20%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Other Expenses*                                                                           0.05%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Total Fund Annual Operating Expenses                                                      0.77%
  ----------------------------------------------------------------------------------- -------------------

* Other Expenses include the costs associated with license fees paid to Dow Jones, NASDAQ, S&P and Value Line and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              ----------------------------------- -------------------------
              EXPENSE EXAMPLE                             CLASS A
              ----------------------------------- -------------------------
              ----------------------------------- -------------------------
              1 Year                                         $79
              ----------------------------------- -------------------------
              ----------------------------------- -------------------------
              3 Years                                       $246
              ----------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND (formerly JNL/Curian The DowSM 10 Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management The DowSM 10 Fund (The Dow 10 Fund) is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average (DJIA) which have the highest dividend yields on or about the business day before each "Stock Selection Date." The ten companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE DOW 10 FUND. An investment in The Dow 10 Fund is not guaranteed. As with any mutual fund, the value of The Dow 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because The Dow 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Dow 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, The Dow 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Dow 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Dow 10 Fund's strategy of investing in ten companies according to criteria determined on a Stock Selection Date prevents The Dow 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject The Dow 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent The Dow 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Dow 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on or about the business day before each Stock Selection Date as follows:

     o the sub-adviser determines the dividend yield on each common stock in the DJIA on or about the business day before the Stock Selection Date; and

     o the sub-adviser allocates approximately equal amounts of The Dow 10 Fund to the ten companies in the DJIA that have the highest dividend yield.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the ten common stocks selected. Between Stock Selection Dates, when cash inflows and outflows require, The Dow 10 Fund purchases and sells common stocks of the ten selected companies approximately according to the percentage relationship among the common stocks established on the prior Stock Selection Date.

To effectively manage cash inflows and outflows, The Dow 10 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Dow 10 Fund may also invest to some degree in money market instruments.

The stocks in The Dow 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

The performance of The Dow 10 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about The Dow 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND (formerly JNL/Curian The S&P(R) 10 Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management The S&P(R) 10 Fund (The S&P 10 Fund) is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index, on or about the last business day before each "Stock Selection Date." The screening process is described in the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the Fund." The ten companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the five business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE S&P 10 FUND. An investment in The S&P 10 Fund is not guaranteed. As with any mutual fund, the value of The S&P 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because The S&P 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The S&P 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, The S&P 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The S&P 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The S&P 10 Fund's strategy of investing in ten companies according to criteria determined on a Stock Selection Date prevents The S&P 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject The S&P 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent The S&P 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The S&P 10 Fund consists of a portfolio of 10 common stocks selected on or about the business day before each Stock Selection Date through the following process:

     o the sub-adviser ranks the companies in the S&P 500 Index by market capitalization;

     o the sub-adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

     o from the remaining companies, the sub-adviser selects the half with the lowest price to sales ratio;

     o from the remaining companies, the sub-adviser selects the ten common stocks with the greatest one-year price appreciation; and

     o the sub-adviser allocates approximately equal amounts of The S&P 10 Fund to the selected ten common stocks.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 10 common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, The S&P 10 Fund purchases and sells common stocks of the ten selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

To effectively manage cash inflows and outflows, The S&P 10 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The S&P 10 Fund may also invest to some degree in money market instruments.

The stocks in The S&P 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

The performance of The S&P 10 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about The S&P 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON  CAPITAL  MANAGEMENT  GLOBAL 15 FUND (formerly  JNL/Curian  Global 15
Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Global 15 Fund (Global 15 Fund) is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of The Dow Jones Industrial Average (DJIA), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index) and the Hang Seng Index. The Global 15 Fund consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in the respective index, on or about the last business day before each "Stock Selection Date." The fifteen companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL 15 FUND. An investment in the Global 15 Fund is not guaranteed. As with any mutual fund, the value of the Global 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Global 15 Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Global 15 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global 15 Fund's total return and share price.

     o FOREIGN INVESTING RISK. Because the Global 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global 15 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Global 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The Global 15 Fund's strategy of investing in fifteen companies according to criteria determined on a Stock Selection Date prevents the Global 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global 15 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Global 15 Fund invests in the common stock of fifteen companies included in the DJIA, the FT30 Index and the Hang Seng Index. The fifteen common stocks are chosen on or about the business day before each Stock Selection Date as follows:

     o the sub-adviser determines the dividend yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

     o the sub-adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest dividend yield in the respective index; and

     o out of those companies, the sub-adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the five companies in each index with the lowest price per share.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the fifteen common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the Global 15 Fund purchases and sells common stocks of the fifteen selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Global 15 Fund may also invest to some degree in money market instruments.

The performance of the Global 15 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Global 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND (formerly JNL/Curian 25 Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 25 Fund (25 Fund) is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (NYSE), on or about the last business day before each "Stock Selection Date." The 25 companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE 25 FUND. An investment in the 25 Fund is not guaranteed. As with any mutual fund, the value of the 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of or all of the companies in which the 25 Fund may invest may be small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the 25 Fund may not be appropriate for all investors.

     o NON-DIVERSIFICATION. The 25 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The 25 Fund's strategy of investing in 25 companies according to criteria determined on a Stock Selection Date prevents the 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the 25 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on or about the business day before each Stock Selection Date:

     o the sub-adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

     o those common stocks are then ranked from highest to lowest market capitalization, and the sub-adviser selects the 400 highest market capitalization stocks;

     o those 400 common stocks are then ranked, in terms of dividend yield, from highest to lowest, and the sub-adviser selects the 75 highest dividend-yielding stocks;

     o from the remaining 75 stocks, the sub-adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and

     o the sub-adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 25 common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the 25 Fund purchases and sells common stocks of the 25 selected companies according to the percentage relationship among the common stocks established at the Stock Selection Date.

To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON  CAPITAL  MANAGEMENT  SELECT  SMALL-CAP  FUND  (formerly   JNL/Curian
Small-Cap Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund (Small-Cap Fund) is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization (small cap) companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange
(NYSE), the American Stock Exchange (AMEX) or The Nasdaq Stock Market (Nasdaq), on or about the last business day before each "Stock Selection Date." The Fund deems a small cap company to be one with a market capitalization between $150 million and $1 billion. These companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE SMALL-CAP FUND. An investment in the Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Small-Cap Fund is likely to invest have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Small-Cap Fund may not be appropriate for all investors.

     o NON-DIVERSIFICATION. The Small-Cap Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Small-Cap Fund's total return and share price.

     o    LIMITED  MANAGEMENT.  The  Small-Cap  Fund's  strategy of investing in certain companies according to criteria determined on a Stock Selection Date prevents the Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Small-Cap Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on or about the business day before each Stock Selection Date:

     o the sub-adviser selects all U.S. registered corporations the common stocks of which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

     o from those companies, the sub-adviser then selects only those companies which have a market capitalization of between $150 million and $1 billion and whose stocks have an average daily dollar trading volume of at least $500,000 (these dollar limitations will be adjusted periodically for inflation);

     o from the remaining companies, the sub-adviser selects only the stocks of companies with positive three-year sales growth;

     o next, from the remaining companies, the sub-adviser selects only the stocks of companies whose most recent annual earnings are positive;

     o the sub-adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

     o from the remaining list, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and

     o    the Small-Cap Fund purchases the selected 40 common stocks, allocating
          its  assets  among  them  in   proportion   to  the  relative   market
          capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 40 common stocks selected. Between Stock Selection Dates, when cash inflows and outflows require, the Small-Cap Fund purchases and sells common stocks of the 40 selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

To effectively manage cash inflows and outflows, the Small-Cap Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Small-Cap Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The following should be added to the section entitled "DESCRIPTION OF INDICES:"

THE DOW JONES INDUSTRIAL AVERAGE. The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

THE FINANCIAL TIMES ORDINARY INDEX. The FT30 Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

THE HANG SENG INDEX. The Hang Seng Index presently consists of 33 of the 358 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (Hong Kong Stock Exchange), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 70% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

THE STANDARD & POOR'S 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

NASDAQ-100 INDEX. The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

                       MANAGEMENT OF THE JNL VARIABLE FUND

In the section entitled "INVESTMENT ADVISER", the last paragraph should be deleted in its entirety and replaced with the following:

The JNL/Mellon Capital Management Funds ("JNL/MCM") are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%

The section entitled "TAX STATUS" should be deleted in its entirety and replaced with the following:

                                   TAX STATUS
GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of the Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of JNL and Jackson National Life Insurance Company of New YorkSM and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Sector Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of JNL and Jackson National Life Insurance Company of New York. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The sub-adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

The following table should be added to the prospectus:

   HYPOTHETICAL PERFORMANCE DATA FOR JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

Certain aspects of the investment strategies for The DowSM 10 Fund, The S&P(R) 10 Fund, the Global 15 Fund, the 25 Fund, the Select Small-Cap Fund, the NASDAQ(R) 15 Fund, the Value Line(R) 25 Fund, the VIP Fund and the JNL 5 Fund (JNL/Mellon Capital Management Funds) can be demonstrated using historical data. The following table illustrates the hypothetical performance of the investment strategies used by each JNL/Mellon Capital Management Fund and the actual performance of the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index and the Russell 2000 Index. The table also shows how performance varies from year to year.

The information for the JNL/Mellon Capital Management Funds assumes that each investment strategy was fully invested as of the beginning of each year and that each "Stock Selection Date" was the first business day of the year. In addition, the performance information does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, expenses or taxes. Any of such charges will lower the returns shown. The information provided below also does not reflect that we may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The results would be different if the cash positions were reflected.

In preparing the hypothetical performance reports, Mellon Capital Management Corporation made various assumptions about how the strategies would have been implemented historically. Mellon Capital Management Corporation's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical results shown could have been achieved with actual trading or that other assumptions would have produced identical results.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

The returns shown below for the JNL/Mellon Capital Management Funds do not represent the results of actual trading and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used during the periods shown to actually manage client assets.

The returns shown below for the JNL/Mellon Capital Management Funds are not a guarantee of future performance and should not be used to predict the expected returns for a specific JNL/Mellon Capital Management Fund. The hypothetical returns shown below do indicate the significant variation in returns among the several JNL/Mellon Capital Management Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical JNL/Mellon Capital Management Fund under-performed its respective index in certain years.



                    HYPOTHETICAL COMPARISON OF TOTAL RETURNS

                                    Select                   Global      NASDAQ(R)    Value
              25 Fund    Dow 10    Small-Cap   S&P 10          15           15      Line(R) 25    VIP       JNL 5     S&P 500
             Strategy   Strategy   Strategy   Strategy      Strategy     Strategy    Strategy   Strategy   Strategy     Index

1984               2.15       6.47       5.25       8.60      18.03           -          -          -       8.10       6.03
1985              43.69      30.49      35.38      51.65      45.53           -          -          -      41.35      31.58
1986              29.18      35.58      10.16      34.55      37.86        9.08      27.23      26.58      29.47      18.31
1987              17.84      20.20      -1.78       4.20      40.42       19.51      15.98      17.33      16.18       5.11
1988              36.77      26.55      26.79      20.36      23.29        8.66       7.56      15.77      26.75      16.65
1989              22.20      27.07      24.13      45.86      15.42       45.55      43.53      34.49      26.94      31.54
1990              -6.20      -7.77     -10.66       3.81      -0.43       -5.78       7.12      -1.55      -4.25      -3.16
1991              41.45      35.42      52.96      18.09      37.67       89.70      65.38      51.16      37.12      30.56
1992              15.50       9.02      13.27      22.69      22.66        5.35       6.47       3.15      16.63       7.72
1993              17.60      28.48      19.06      33.08      50.87       32.10      12.81      21.93      29.82      10.01
1994               2.24       3.81      -2.31       5.30      -5.69        1.75       3.67       2.76       0.67       1.30
1995              33.55      36.57      47.09      28.41      25.47       61.51      44.58      46.98      34.22      37.50
1996              17.10      28.49      20.41      28.74      28.12       27.74      45.45      29.16      24.57      23.11
1997              33.87      21.91      21.39      36.03      17.53       34.92      40.79      29.84      26.15      33.29
1998              11.01      10.70      14.60      50.41       6.61      106.04      93.85      54.12      18.67      28.70
1999               2.52       3.67      23.41      17.43      14.18      103.33     101.92      52.50      12.24      21.07
2000               2.60       6.11      30.09     -19.00      12.27      -19.84     -18.90       1.67       6.41      -9.18
2001               8.88      -4.79       4.43     -17.31      -6.88      -33.19       0.89      -8.12      -3.13     -11.91
2002              -9.65      -8.92     -10.01     -16.77      -6.78      -26.52     -19.51     -11.96     -10.43     -22.10
2003              43.40      28.69      45.42      22.27      25.67       33.25      44.37      33.01      33.09      28.72

20 Year
Annualized
Return            17.16      15.93      17.13      17.00      18.90      21.21*     24.98*     20.38*      17.59      12.94



               Russell
                2000                           Hang Seng
                Index   DJIA Index  FT 30Index    Index

1984            -7.28       1.00        2.72      45.72
1985            31.07      33.57       55.20      51.02
1986             5.96      26.37       24.29      51.26
1987            -8.25       5.48       37.49      -8.08
1988            25.04      16.43        6.89      21.80
1989            15.77      31.87       22.74      10.21
1990           -19.75      -0.81       10.21      11.72
1991            46.00      24.48       15.17      48.03
1992            18.47       7.36       -2.01      32.40
1993            18.98      16.89       19.27     121.82
1994            -1.88       4.97        1.60     -29.08
1995            28.34      36.89       17.98      27.21
1996            16.46      29.10       20.02      37.71
1997            22.28      24.80       16.64     -17.78
1998            -2.53      18.20       12.58      -2.28
1999            21.17      26.92       14.61      74.11
2000            -2.87      -4.83      -16.66      -8.89
2001             2.49      -5.50      -23.64     -22.62
2002           -20.44     -14.79      -29.23     -15.65
2003            47.29      28.32       26.44      39.28

20 Year
Annualized
Return          10.20      14.35        9.84      18.28

(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the NASDAQ(R) 15
         Strategy, the Value Line(R) 25 Strategy, the VIP Strategy and the JNL 5
         Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.
(2) The total return shown does not take into consideration any sales charges, commissions, expenses or taxes. Total return assumes that all dividends are reinvested and all returns are stated in terms of the United States dollar. Although each Strategy seeks to achieve a better performance than its respective index as a whole, there can be no assurance that a Strategy will achieve a better performance.
*These numbers reflect an 18 year Annualized Return.

The second paragraph and the Financial Highlights table in the section entitled "FINANCIAL HIGHLIGHTS" should be deleted in its entirety and replaced with the following:

The information for 2001, 2002 and 2003 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2004 has not been audited. The information for other periods shown below were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                $4.19             $0.03            $0.14           $0.17           $4.36
    12/31/2003                 3.15              0.02             1.02            1.04            4.19
    12/31/2002                 5.79              0.01            (2.65)          (2.64)           3.15
    12/31/2001                11.02              0.01            (5.24)          (5.23)           5.79
    12/31/2000                15.09             (0.02)           (4.05)          (4.07)          11.02
 07/02(a)-12/31/99            10.00                 -             5.09            5.09           15.09

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                10.71                 -             0.02            0.02           10.73
    12/31/2003                 8.86              0.08             1.77            1.85           10.71
    12/31/2002                 9.42              0.02            (0.58)          (0.56)           8.86
    12/31/2001                10.31              0.02            (0.91)          (0.89)           9.42
    12/31/2000                 9.55              0.02             0.74            0.76           10.31
 07/02(a)-12/31/99            10.00              0.03            (0.48)          (0.45)           9.55

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                14.13              0.05             2.07            2.12           16.25
    12/31/2003                10.72              0.08             3.33            3.41           14.13
    12/31/2002                11.11              0.05            (0.44)          (0.39)          10.72
    12/31/2001                14.91              0.01            (3.81)          (3.80)          11.11
    12/31/2000                10.27                 -             4.64            4.64           14.91
 07/02(a)-12/31/99            10.00              0.04             0.23            0.27           10.27

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                11.57              0.09             0.22            0.31           11.88
    12/31/2003                 8.68              0.11             2.78            2.89           11.57
    12/31/2002                10.10              0.07            (1.49)          (1.42)           8.68
    12/31/2001                11.42              0.04            (1.36)          (1.32)          10.10
    12/31/2000                 8.97              0.02             2.43            2.45           11.42
 07/02(a)-12/31/99            10.00              0.02            (1.05)          (1.03)           8.97

-------------------------------------------------------------------------------------------------------




                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                  4.06 %           $13,282            21.8%             0.75%          1.43%
    12/31/2003                   33.02             8,244            149.3              0.91           0.46
    12/31/2002                  (45.60)            6,104             50.9              0.89           0.15
    12/31/2001                  (47.46)           10,471             64.1              0.85          (0.08)
    12/31/2000                  (26.97)           12,503             76.0              0.85          (0.25)
 07/02(a)-12/31/99               50.90             5,049             85.7              0.85          (0.08)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                   0.19            15,285              4.6              0.76              -
    12/31/2003                  20.88            10,764            167.7              0.91           0.72
    12/31/2002                  (5.94)            9,466             28.5              0.89           0.39
    12/31/2001                  (8.63)            8,006             61.7              0.85           0.71
    12/31/2000                   7.96             4,301             52.9              0.85           0.57
 07/02(a)-12/31/99              (4.50)            1,673             98.2              0.85           0.76

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                   15.00            29,865              1.6              0.74           0.92
    12/31/2003                   31.81             9,136            141.2              0.91           0.65
    12/31/2002                   (3.51)            7,408             53.0              0.89           0.42
    12/31/2001                  (25.49)            7,468             67.6              0.85           0.33
    12/31/2000                   45.18             5,226             54.3              0.85           0.40
 07/02(a)-12/31/99                2.70               762            103.1              0.85           0.47

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                    2.68            21,972              2.9              0.76           1.70
    12/31/2003                   33.30            17,965            162.2              0.91           1.06
    12/31/2002                  (14.06)           14,184             25.3              0.89           0.70
    12/31/2001                  (11.56)           15,911             67.6              0.85           0.63
    12/31/2000                   27.31            11,278             41.9              0.85           0.53
 07/02(a)-12/31/99              (10.30)            2,496             61.5              0.85           0.73

-----------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                11.28              0.02             0.30            0.32          11.60
    12/31/2003                 8.79             (0.03)            2.52            2.49          11.28
    12/31/2002                12.67             (0.03)           (3.85)          (3.88)          8.79
    12/31/2001                13.60             (0.03)           (0.90)          (0.93)         12.67
    12/31/2000                 9.74                 -             3.86            3.86          13.60
 07/02(a)-12/31/99            10.00                 -            (0.26)          (0.26)          9.74

-------------------------------------------------------------------------------------------------------




                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                    2.84            42,997              0.5              0.75           0.54
    12/31/2003                   28.33            23,634            145.5              0.91           0.27
    12/31/2002                  (30.62)           18,280             44.0              0.89          (0.28)
    12/31/2001                   (6.84)           24,500             52.5              0.85          (0.26)
    12/31/2000                   39.63            17,462             63.0              0.85           0.04
 07/02(a)-12/31/99               (2.60)            4,046             58.9              0.85           0.15

--------------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights


                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                $6.13            $(0.01)          $(0.05)         $(0.06)          $6.07
    12/31/2003                 4.22             (0.04)            1.95            1.91            6.13
    12/31/2002                 6.72             (0.03)           (2.47)          (2.50)           4.22
    12/31/2001                12.18                 -            (5.46)          (5.46)           6.72
    12/31/2000                15.39             (0.08)           (3.13)          (3.21)          12.18
 07/02(a)-12/31/99            10.00             (0.01)            5.40            5.39           15.39

-------------------------------------------------------------------------------------------------------





                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                  (0.98)%         $29,039             1.5%             0.76%          (0.45)%
    12/31/2003                  45.26            20,434            155.9              0.91          (0.65)
    12/31/2002                 (37.20)           14,515             32.4              0.89          (0.80)
    12/31/2001                 (44.83)           20,044             64.4              0.85          (0.72)
    12/31/2000                 (20.86)           20,071             81.5              0.85          (0.72)
 07/02(a)-12/31/99              53.90             7,834             55.7              0.85          (0.40)

------------------------------------------------------------------------------------------------------------------


--------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.



(To be used with VC3657 Rev. 05/04, VC3723 Rev. 05/04 and NV3784 Rev. 05/04.)

                                                                   V5859 10/04

--------

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

               SUPPLEMENT DATED OCTOBER 4, 2004 TO THE PROSPECTUS
                                DATED MAY 1, 2004

                            JNL(R) VARIABLE FUND LLC

The following changes apply to the prospectus listed above:

The following funds should be added to the front cover:

         JNL/Mellon Capital Management JNL 5 Fund
         JNL/Mellon Capital Management VIP Fund

The following should be added:

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "DJIASM" "The DowSM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow SM 10 Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The Dow SM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The Dow SM 10 Fund or the owners of the JNL/Mellon Capital Management The Dow SM 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R). The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks Of THe Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

The following Funds should be added to the section entitled "ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC":

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL 5 Fund ("JNL 5 Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy; and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Supplement.

The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this supplement. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------
------------------------------------------------------- ----------------------------
                                                                  CLASS B
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
Management/Administrative Fee                                      0.52%
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
12b-1 Service Fee                                                     0%
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
Other Expenses*                                                    0.01%
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
Total Fund Annual Operating Expenses                               0.53%
------------------------------------------------------- ----------------------------

* Other Expenses include the costs associated with license fees paid to Dow Jones and S&P and includes the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                --------------------------------- ---------------------------
                EXPENSE EXAMPLE                            CLASS B
                --------------------------------- ---------------------------
                --------------------------------- ---------------------------
                1 Year                                       $54
                --------------------------------- ---------------------------
                --------------------------------- ---------------------------
                3 Years                                     $170
                --------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund (VIP Fund) is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The DowSMCore 5 Strategy;

     o    The European 20 Strategy;

     o    The NASDAQ(R) 15 Strategy;

     o    The S&P 24 Strategy;

     o    The Select Small-Cap Strategy; and

     o    The Value Line(R) 25 Strategy.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The securities which comprise the above strategies are selected as follows:

THE DOWSMCORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high dividend yields and/or high buyback ratios and high return on assets. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the Stock Selection Date divided by a company's shares outstanding on or about the Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are determined as follows:

     o The sub-adviser ranks all 30 stocks contained in the DJIASM by the sum of their dividend yield and buyback ratio on or about the Stock Selection Date;

     o The sub-adviser then selects the 10 stocks with the highest combined dividend yields and buyback ratios; and

     o From the 10 stocks selected above, the sub-adviser selects the five stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the five stocks selected for the Strategy on or about the Stock Selection Date.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The sub-adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on or about the Stock Selection Date;

     o The sub-adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy

THE NASDAQ(R) 15 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The NASDAQ 15 Strategy seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The NASDAQ 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R).

The 15 common stocks held by the strategy are selected each year through the following multi-step process from the stocks listed on the Nasdaq-100 Index as of the close of business on or about the applicable Stock Selection Date. First, the securities are ranked by the following criteria: (1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. We select the 15 stocks with the lowest sums for the Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE S&P 24 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Strategy seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. The S&P 24 Strategy selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The 24 companies are selected only once annually on or about the Stock Selection Date using the following steps:

     o All of the economic sectors in the S&P 500 Index are ranked by market capitalization and the eight largest sectors are selected;

     o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

          o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

          o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

          o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

     o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for The S&P 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

     Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

THE SELECT SMALL-CAP STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Select Small-Cap Strategy seeks to achieve its objective by investing in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Select Small-Cap Strategy stocks are determined on or about the last business day before the Stock Selection Date as follows:

     o The sub-adviser selects the stocks of all U.S. corporations which trade on the NYSE, the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq") (excluding limited partnerships, American Depository Receipts and mineral and oil royalty trusts);

     o    The   sub-adviser   then  selects   companies   which  have  a  market
          capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000;

     o The sub-adviser then selects the stocks with positive three-year sales growth;

     o The sub-adviser then selects those stocks whose most recent annual earnings are positive;

     o The sub-adviser then eliminates any stock whose price has appreciated by more than 75% in the last 12 months; and

     o Finally, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months on a relative market capitalization basis (highest to lowest) for the Select Small-Cap Strategy.

THE VALUE LINE(R) 25 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Strategy seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line's view of their probable price performance during the next six months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen from the 100 stocks with the #1 ranking on or about January 1 each year.

     The 25 stocks are chosen as follows:

     o starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o the numerical ranks achieved by each company in the above step are added; and

     o    the 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o CONCENTRATION RISK. For the NASDAQ(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this supplement. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

  -------------------------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  -------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------- -------------------
                                                                                           CLASS B
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Management/Administrative Fee                                                             0.52%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  12b-1 Service Fee                                                                           0%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Other Expenses*                                                                           0.05%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Total Fund Annual Operating Expenses                                                      0.57%
  ----------------------------------------------------------------------------------- -------------------

* Other Expenses include the costs associated with license fees paid to Dow Jones, NASDAQ, S&P and Value Line and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     ---------------------------------------- -------------------------
     EXPENSE EXAMPLE                                  CLASS B
     ---------------------------------------- -------------------------
     ---------------------------------------- -------------------------
     1 Year                                               $58
     ---------------------------------------- -------------------------
     ---------------------------------------- -------------------------
     3 Years                                             $183
     ---------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND (formerly JNL/Curian The DowSM 10 Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management The DowSM 10 Fund (The Dow 10 Fund) is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average (DJIA) which have the highest dividend yields on or about the business day before each "Stock Selection Date." The ten companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE DOW 10 FUND. An investment in The Dow 10 Fund is not guaranteed. As with any mutual fund, the value of The Dow 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because The Dow 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Dow 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, The Dow 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Dow 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Dow 10 Fund's strategy of investing in ten companies according to criteria determined on a Stock Selection Date prevents The Dow 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject The Dow 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent The Dow 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Dow 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on or about the business day before each Stock Selection Date as follows:

     o the sub-adviser determines the dividend yield on each common stock in the DJIA on or about the business day before the Stock Selection Date; and

     o the sub-adviser allocates approximately equal amounts of The Dow 10 Fund to the ten companies in the DJIA that have the highest dividend yield.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the ten common stocks selected. Between Stock Selection Dates, when cash inflows and outflows require, The Dow 10 Fund purchases and sells common stocks of the ten selected companies approximately according to the percentage relationship among the common stocks established on the prior Stock Selection Date.

To effectively manage cash inflows and outflows, The Dow 10 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Dow 10 Fund may also invest to some degree in money market instruments.

The stocks in The Dow 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

The performance of The Dow 10 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about The Dow 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND (formerly JNL/Curian The S&P(R) 10 Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management The S&P(R) 10 Fund (The S&P 10 Fund) is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index, on or about the last business day before each "Stock Selection Date." The screening process is described in the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the Fund." The ten companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the five business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE S&P 10 FUND. An investment in The S&P 10 Fund is not guaranteed. As with any mutual fund, the value of The S&P 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because The S&P 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The S&P 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, The S&P 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The S&P 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The S&P 10 Fund's strategy of investing in ten companies according to criteria determined on a Stock Selection Date prevents The S&P 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject The S&P 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent The S&P 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The S&P 10 Fund consists of a portfolio of 10 common stocks selected on or about the business day before each Stock Selection Date through the following process:

     o the sub-adviser ranks the companies in the S&P 500 Index by market capitalization;

     o the sub-adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

     o from the remaining companies, the sub-adviser selects the half with the lowest price to sales ratio;

     o from the remaining companies, the sub-adviser selects the ten common stocks with the greatest one-year price appreciation; and

     o the sub-adviser allocates approximately equal amounts of The S&P 10 Fund to the selected ten common stocks.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 10 common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, The S&P 10 Fund purchases and sells common stocks of the ten selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

To effectively manage cash inflows and outflows, The S&P 10 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The S&P 10 Fund may also invest to some degree in money market instruments.

The stocks in The S&P 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

The performance of The S&P 10 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about The S&P 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON  CAPITAL  MANAGEMENT  GLOBAL 15 FUND (formerly  JNL/Curian  Global 15
Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Global 15 Fund (Global 15 Fund) is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of The Dow Jones Industrial Average (DJIA), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index) and the Hang Seng Index. The Global 15 Fund consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in the respective index, on or about the last business day before each "Stock Selection Date." The fifteen companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL 15 FUND. An investment in the Global 15 Fund is not guaranteed. As with any mutual fund, the value of the Global 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Global 15 Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Global 15 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global 15 Fund's total return and share price.

     o FOREIGN INVESTING RISK. Because the Global 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global 15 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Global 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The Global 15 Fund's strategy of investing in fifteen companies according to criteria determined on a Stock Selection Date prevents the Global 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global 15 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Global 15 Fund invests in the common stock of fifteen companies included in the DJIA, the FT30 Index and the Hang Seng Index. The fifteen common stocks are chosen on or about the business day before each Stock Selection Date as follows:

     o the sub-adviser determines the dividend yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

     o the sub-adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest dividend yield in the respective index; and

     o out of those companies, the sub-adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the five companies in each index with the lowest price per share.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the fifteen common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the Global 15 Fund purchases and sells common stocks of the fifteen selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Global 15 Fund may also invest to some degree in money market instruments.

The performance of the Global 15 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Global 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND (formerly JNL/Curian 25 Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 25 Fund (25 Fund) is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (NYSE), on or about the last business day before each "Stock Selection Date." The 25 companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE 25 FUND. An investment in the 25 Fund is not guaranteed. As with any mutual fund, the value of the 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of or all of the companies in which the 25 Fund may invest may be small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the 25 Fund may not be appropriate for all investors.

     o NON-DIVERSIFICATION. The 25 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The 25 Fund's strategy of investing in 25 companies according to criteria determined on a Stock Selection Date prevents the 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the 25 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on or about the business day before each Stock Selection Date:

     o the sub-adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

     o those common stocks are then ranked from highest to lowest market capitalization, and the sub-adviser selects the 400 highest market capitalization stocks;

     o those 400 common stocks are then ranked, in terms of dividend yield, from highest to lowest, and the sub-adviser selects the 75 highest dividend-yielding stocks;

     o from the remaining 75 stocks, the sub-adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and

     o the sub-adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 25 common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the 25 Fund purchases and sells common stocks of the 25 selected companies according to the percentage relationship among the common stocks established at the Stock Selection Date.

To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON  CAPITAL  MANAGEMENT  SELECT  SMALL-CAP  FUND  (formerly   JNL/Curian
Small-Cap Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund (Small-Cap Fund) is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization (small cap) companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange
(NYSE), the American Stock Exchange (AMEX) or The Nasdaq Stock Market (Nasdaq), on or about the last business day before each "Stock Selection Date." The Fund deems a small cap company to be one with a market capitalization between $150 million and $1 billion. These companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE SMALL-CAP FUND. An investment in the Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Small-Cap Fund is likely to invest have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Small-Cap Fund may not be appropriate for all investors.

     o NON-DIVERSIFICATION. The Small-Cap Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Small-Cap Fund's total return and share price.

     o    LIMITED  MANAGEMENT.  The  Small-Cap  Fund's  strategy of investing in certain companies according to criteria determined on a Stock Selection Date prevents the Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Small-Cap Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on or about the business day before each Stock Selection Date:

     o the sub-adviser selects all U.S. registered corporations the common stocks of which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

     o from those companies, the sub-adviser then selects only those companies which have a market capitalization of between $150 million and $1 billion and whose stocks have an average daily dollar trading volume of at least $500,000 (these dollar limitations will be adjusted periodically for inflation);

     o from the remaining companies, the sub-adviser selects only the stocks of companies with positive three-year sales growth;

     o next, from the remaining companies, the sub-adviser selects only the stocks of companies whose most recent annual earnings are positive;

     o the sub-adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

     o from the remaining list, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and

     o    the Small-Cap Fund purchases the selected 40 common stocks, allocating
          its  assets  among  them  in   proportion   to  the  relative   market
          capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 40 common stocks selected. Between Stock Selection Dates, when cash inflows and outflows require, the Small-Cap Fund purchases and sells common stocks of the 40 selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

To effectively manage cash inflows and outflows, the Small-Cap Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Small-Cap Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The following should be added to the section entitled "DESCRIPTION OF INDICES:"

THE DOW JONES INDUSTRIAL AVERAGE. The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

THE FINANCIAL TIMES ORDINARY INDEX. The FT30 Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

THE HANG SENG INDEX. The Hang Seng Index presently consists of 33 of the 358 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (Hong Kong Stock Exchange), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 70% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

THE STANDARD & POOR'S 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

NASDAQ-100 INDEX. The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

                       MANAGEMENT OF THE JNL VARIABLE FUND

In the section entitled "INVESTMENT ADVISER", the last paragraph should be deleted in its entirety and replaced with the following:

The JNL/Mellon Capital Management Funds ("JNL/MCM") are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%

The section entitled "TAX STATUS" should be deleted in its entirety and replaced with the following:

                                   TAX STATUS
GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of the Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of JNL and Jackson National Life Insurance Company of New YorkSM and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Sector Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of JNL and Jackson National Life Insurance Company of New York. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The sub-adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

The following table should be added to the prospectus:

   HYPOTHETICAL PERFORMANCE DATA FOR JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

Certain aspects of the investment strategies for The DowSM 10 Fund, The S&P(R) 10 Fund, the Global 15 Fund, the 25 Fund, the Select Small-Cap Fund, the NASDAQ(R) 15 Fund, the Value Line(R) 25 Fund, the VIP Fund and the JNL 5 Fund (JNL/Mellon Capital Management Funds) can be demonstrated using historical data. The following table illustrates the hypothetical performance of the investment strategies used by each JNL/Mellon Capital Management Fund and the actual performance of the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index and the Russell 2000 Index. The table also shows how performance varies from year to year.

The information for the JNL/Mellon Capital Management Funds assumes that each investment strategy was fully invested as of the beginning of each year and that each "Stock Selection Date" was the first business day of the year. In addition, the performance information does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, expenses or taxes. Any of such charges will lower the returns shown. The information provided below also does not reflect that we may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The results would be different if the cash positions were reflected.

In preparing the hypothetical performance reports, Mellon Capital Management Corporation made various assumptions about how the strategies would have been implemented historically. Mellon Capital Management Corporation's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical results shown could have been achieved with actual trading or that other assumptions would have produced identical results.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

The returns shown below for the JNL/Mellon Capital Management Funds do not represent the results of actual trading and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used during the periods shown to actually manage client assets.

The returns shown below for the JNL/Mellon Capital Management Funds are not a guarantee of future performance and should not be used to predict the expected returns for a specific JNL/Mellon Capital Management Fund. The hypothetical returns shown below do indicate the significant variation in returns among the several JNL/Mellon Capital Management Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical JNL/Mellon Capital Management Fund under-performed its respective index in certain years.



                    HYPOTHETICAL COMPARISON OF TOTAL RETURNS

                                    Select                   Global      NASDAQ(R)    Value
              25 Fund    Dow 10    Small-Cap   S&P 10          15           15      Line(R) 25    VIP       JNL 5     S&P 500
             Strategy   Strategy   Strategy   Strategy      Strategy     Strategy    Strategy   Strategy   Strategy     Index

1984               2.15       6.47       5.25       8.60      18.03           -          -          -       8.10       6.03
1985              43.69      30.49      35.38      51.65      45.53           -          -          -      41.35      31.58
1986              29.18      35.58      10.16      34.55      37.86        9.08      27.23      26.58      29.47      18.31
1987              17.84      20.20      -1.78       4.20      40.42       19.51      15.98      17.33      16.18       5.11
1988              36.77      26.55      26.79      20.36      23.29        8.66       7.56      15.77      26.75      16.65
1989              22.20      27.07      24.13      45.86      15.42       45.55      43.53      34.49      26.94      31.54
1990              -6.20      -7.77     -10.66       3.81      -0.43       -5.78       7.12      -1.55      -4.25      -3.16
1991              41.45      35.42      52.96      18.09      37.67       89.70      65.38      51.16      37.12      30.56
1992              15.50       9.02      13.27      22.69      22.66        5.35       6.47       3.15      16.63       7.72
1993              17.60      28.48      19.06      33.08      50.87       32.10      12.81      21.93      29.82      10.01
1994               2.24       3.81      -2.31       5.30      -5.69        1.75       3.67       2.76       0.67       1.30
1995              33.55      36.57      47.09      28.41      25.47       61.51      44.58      46.98      34.22      37.50
1996              17.10      28.49      20.41      28.74      28.12       27.74      45.45      29.16      24.57      23.11
1997              33.87      21.91      21.39      36.03      17.53       34.92      40.79      29.84      26.15      33.29
1998              11.01      10.70      14.60      50.41       6.61      106.04      93.85      54.12      18.67      28.70
1999               2.52       3.67      23.41      17.43      14.18      103.33     101.92      52.50      12.24      21.07
2000               2.60       6.11      30.09     -19.00      12.27      -19.84     -18.90       1.67       6.41      -9.18
2001               8.88      -4.79       4.43     -17.31      -6.88      -33.19       0.89      -8.12      -3.13     -11.91
2002              -9.65      -8.92     -10.01     -16.77      -6.78      -26.52     -19.51     -11.96     -10.43     -22.10
2003              43.40      28.69      45.42      22.27      25.67       33.25      44.37      33.01      33.09      28.72

20 Year
Annualized
Return            17.16      15.93      17.13      17.00      18.90      21.21*     24.98*     20.38*      17.59      12.94



               Russell
                2000                           Hang Seng
                Index   DJIA Index  FT 30Index    Index

1984            -7.28       1.00        2.72      45.72
1985            31.07      33.57       55.20      51.02
1986             5.96      26.37       24.29      51.26
1987            -8.25       5.48       37.49      -8.08
1988            25.04      16.43        6.89      21.80
1989            15.77      31.87       22.74      10.21
1990           -19.75      -0.81       10.21      11.72
1991            46.00      24.48       15.17      48.03
1992            18.47       7.36       -2.01      32.40
1993            18.98      16.89       19.27     121.82
1994            -1.88       4.97        1.60     -29.08
1995            28.34      36.89       17.98      27.21
1996            16.46      29.10       20.02      37.71
1997            22.28      24.80       16.64     -17.78
1998            -2.53      18.20       12.58      -2.28
1999            21.17      26.92       14.61      74.11
2000            -2.87      -4.83      -16.66      -8.89
2001             2.49      -5.50      -23.64     -22.62
2002           -20.44     -14.79      -29.23     -15.65
2003            47.29      28.32       26.44      39.28

20 Year
Annualized
Return          10.20      14.35        9.84      18.28

(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the NASDAQ(R) 15
         Strategy, the Value Line(R) 25 Strategy, the VIP Strategy and the JNL 5
         Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.
(2) The total return shown does not take into consideration any sales charges, commissions, expenses or taxes. Total return assumes that all dividends are reinvested and all returns are stated in terms of the United States dollar. Although each Strategy seeks to achieve a better performance than its respective index as a whole, there can be no assurance that a Strategy will achieve a better performance.
*These numbers reflect an 18 year Annualized Return.

The second paragraph and the Financial Highlights table in the section entitled "FINANCIAL HIGHLIGHTS" should be deleted in its entirety and replaced with the following:

The information for 2001, 2002 and 2003 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2004 has not been audited. The information for other periods shown below were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class B
 03/08(a)-06/30/04             4.65              0.02            (0.31)          (0.29)           4.36

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class B
 03/08(a)-06/30/04            11.14              0.01            (0.42)          (0.41)          10.73

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class B
 03/08(a)-06/30/04            15.40              0.02             0.84            0.86           16.26

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class B
 03/08(a)-06/30/04            12.50              0.04            (0.66)          (0.62)          11.88

-------------------------------------------------------------------------------------------------------




                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class B
 03/08(a)-06/30/04               (6.24)                1             21.8              0.55           1.73

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class B
 03/08(a)-06/30/04              (3.68)                2              4.6              0.56           0.38

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class B
 03/08(a)-06/30/04                5.58                 3              1.6              0.54           0.80

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class B
 03/08(a)-06/30/04               (4.96)                4              2.9              0.56           2.02

-----------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class B
 03/08(a)-06/30/04            11.89              0.01            (0.30)          (0.29)         11.60

-------------------------------------------------------------------------------------------------------





                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class B
 03/08(a)-06/30/04               (2.44)                4              0.5              0.55           0.66

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights


                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class B
 03/08(a)-06/30/04             6.16                 -            (0.09)          (0.09)           6.07

-------------------------------------------------------------------------------------------------------





                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class B
 03/08(a)-06/30/04              (1.46)                3              1.5              0.56          (0.17)

------------------------------------------------------------------------------------------------------------------


--------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.




(To be used with VC5825 05/04 and NV5825 05/04.)

                                                                   V5870 10/04

--------

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Managementf JNL 5 Fund.

               SUPPLEMENT DATED OCTOBER 4, 2004 TO THE PROSPECTUS
                                DATED MAY 1, 2004

                            JNL(R) VARIABLE FUND LLC

The following changes apply to the prospectus listed above:

The following funds should be added to the front cover:

         JNL/Mellon Capital Management JNL 5 Fund
         JNL/Mellon Capital Management VIP Fund

The following should be added:

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "DJIASM" "The DowSM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow SM 10 Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The Dow SM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The Dow SM 10 Fund or the owners of the JNL/Mellon Capital Management The Dow SM 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R). The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks Of THe Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

The following Funds should be added to the section entitled "ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC":

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL 5 Fund ("JNL 5 Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy; and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described in the JNLNY Variable Fund I LLC Prospectus.

The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this supplement. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------
------------------------------------------------------- ----------------------------
                                                                  CLASS A
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
Management/Administrative Fee                                      0.52%
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
12b-1 Service Fee                                                  0.20%
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
Other Expenses*                                                    0.01%
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
Total Fund Annual Operating Expenses                               0.73%
------------------------------------------------------- ----------------------------

* Other Expenses include the costs associated with license fees paid to Dow Jones and S&P and includes the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     --------------------------------- ---------------------------
     EXPENSE EXAMPLE                            CLASS A
     --------------------------------- ---------------------------
     --------------------------------- ---------------------------
     1 Year                                       $75
     --------------------------------- ---------------------------
     --------------------------------- ---------------------------
     3 Years                                     $233
     --------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund (VIP Fund) is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

o The DowSMCore 5 Strategy; o The European 20 Strategy; o The NASDAQ(R) 15 Strategy; o The S&P 24 Strategy; o The Select Small-Cap Strategy; and o The Value Line(R) 25 Strategy.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The securities which comprise the above strategies are selected as follows:

THE DOWSMCORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high dividend yields and/or high buyback ratios and high return on assets. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the Stock Selection Date divided by a company's shares outstanding on or about the Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are determined as follows:

     o The sub-adviser ranks all 30 stocks contained in the DJIASM by the sum of their dividend yield and buyback ratio on or about the Stock Selection Date;

     o The sub-adviser then selects the 10 stocks with the highest combined dividend yields and buyback ratios; and

     o From the 10 stocks selected above, the sub-adviser selects the five stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the five stocks selected for the Strategy on or about the Stock Selection Date.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The sub-adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on or about the Stock Selection Date;

     o The sub-adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy

THE NASDAQ(R) 15 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The NASDAQ 15 Strategy seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The NASDAQ 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R).

The 15 common stocks held by the strategy are selected each year through the following multi-step process from the stocks listed on the Nasdaq-100 Index as of the close of business on or about the applicable Stock Selection Date. First, the securities are ranked by the following criteria: (1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. We select the 15 stocks with the lowest sums for the Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE S&P 24 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Strategy seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. The S&P 24 Strategy selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The 24 companies are selected only once annually on or about the Stock Selection Date using the following steps:

     o All of the economic sectors in the S&P 500 Index are ranked by market capitalization and the eight largest sectors are selected;

     o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

          o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

          o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

          o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

     o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for The S&P 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

     Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

THE SELECT SMALL-CAP STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Select Small-Cap Strategy seeks to achieve its objective by investing in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Select Small-Cap Strategy stocks are determined on or about the last business day before the Stock Selection Date as follows:

     o The sub-adviser selects the stocks of all U.S. corporations which trade on the NYSE, the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq") (excluding limited partnerships, American Depository Receipts and mineral and oil royalty trusts);

     o    The   sub-adviser   then  selects   companies   which  have  a  market
          capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000;

     o The sub-adviser then selects the stocks with positive three-year sales growth;

     o The sub-adviser then selects those stocks whose most recent annual earnings are positive;

     o The sub-adviser then eliminates any stock whose price has appreciated by more than 75% in the last 12 months; and o Finally, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months on a relative market capitalization basis (highest to lowest) for the Select Small-Cap Strategy.

THE VALUE LINE(R) 25 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Strategy seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line's view of their probable price performance during the next six months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen from the 100 stocks with the #1 ranking on or about January 1 each year.

     The 25 stocks are chosen as follows:

     o starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o the numerical ranks achieved by each company in the above step are added; and

     o    the 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o CONCENTRATION RISK. For the NASDAQ(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this supplement. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

  ----------------------------------------------------------------------------------- -------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
                                                                                           CLASS A
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Management/Administrative Fee                                                             0.52%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  12b-1 Service Fee                                                                         0.20%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Other Expenses*                                                                           0.05%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Total Fund Annual Operating Expenses                                                      0.77%
  ----------------------------------------------------------------------------------- -------------------

* Other Expenses include the costs associated with license fees paid to Dow Jones, NASDAQ, S&P and Value Line and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       ----------------------------------- -------------------------
       EXPENSE EXAMPLE                             CLASS A
       ----------------------------------- -------------------------
       ----------------------------------- -------------------------
       1 Year                                         $79
       ----------------------------------- -------------------------
       ----------------------------------- -------------------------
       3 Years                                       $246
       ----------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The following should be added to the section entitled "DESCRIPTION OF INDICES:"

THE DOW JONES INDUSTRIAL AVERAGE. The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

THE FINANCIAL TIMES ORDINARY INDEX. The FT30 Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

THE HANG SENG INDEX. The Hang Seng Index presently consists of 33 of the 358 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (Hong Kong Stock Exchange), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 70% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

THE STANDARD & POOR'S 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

NASDAQ-100 INDEX. The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

                       MANAGEMENT OF THE JNL VARIABLE FUND

In the section entitled "INVESTMENT ADVISER", the last paragraph should be deleted in its entirety and replaced with the following:

The JNL/Mellon Capital Management Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%

The section entitled "TAX STATUS" should be deleted in its entirety and replaced with the following:

                                   TAX STATUS
GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of JNL and Jackson National Life Insurance Company of New YorkSM and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Sector Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of JNL and Jackson National Life Insurance Company of New York. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The sub-adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

The following table should be added to the prospectus:

   HYPOTHETICAL PERFORMANCE DATA FOR JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

Certain aspects of the investment strategies for The DowSM 10 Fund, The S&P(R) 10 Fund, the Global 15 Fund, the 25 Fund, the Select Small-Cap Fund, the NASDAQ(R) 15 Fund, the Value Line(R) 25 Fund, the VIP Fund and the JNL 5 Fund (JNL/Mellon Capital Management Funds) can be demonstrated using historical data. The following table illustrates the hypothetical performance of the investment strategies used by each JNL/Mellon Capital Management Fund and the actual performance of the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index and the Russell 2000 Index. The table also shows how performance varies from year to year.

The information for the JNL/Mellon Capital Management Funds assumes that each investment strategy was fully invested as of the beginning of each year and that each "Stock Selection Date" was the first business day of the year. In addition, the performance information does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, expenses or taxes. Any of such charges will lower the returns shown. The information provided below also does not reflect that we may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The results would be different if the cash positions were reflected.

In preparing the hypothetical performance reports, Mellon Capital Management Corporation made various assumptions about how the strategies would have been implemented historically. Mellon Capital Management Corporation's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical results shown could have been achieved with actual trading or that other assumptions would have produced identical results.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

The returns shown below for the JNL/Mellon Capital Management Funds do not represent the results of actual trading and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used during the periods shown to actually manage client assets.

The returns shown below for the JNL/Mellon Capital Management Funds are not a guarantee of future performance and should not be used to predict the expected returns for a specific JNL/Mellon Capital Management Fund. The hypothetical returns shown below do indicate the significant variation in returns among the several JNL/Mellon Capital Management Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical JNL/Mellon Capital Management Fund under-performed its respective index in certain years.



                    HYPOTHETICAL COMPARISON OF TOTAL RETURNS

                                    Select                   Global      NASDAQ(R)    Value
              25 Fund    Dow 10    Small-Cap   S&P 10          15           15      Line(R) 25    VIP       JNL 5     S&P 500
             Strategy   Strategy   Strategy   Strategy      Strategy     Strategy    Strategy   Strategy   Strategy     Index

1984               2.15       6.47       5.25       8.60      18.03           -          -          -       8.10       6.03
1985              43.69      30.49      35.38      51.65      45.53           -          -          -      41.35      31.58
1986              29.18      35.58      10.16      34.55      37.86        9.08      27.23      26.58      29.47      18.31
1987              17.84      20.20      -1.78       4.20      40.42       19.51      15.98      17.33      16.18       5.11
1988              36.77      26.55      26.79      20.36      23.29        8.66       7.56      15.77      26.75      16.65
1989              22.20      27.07      24.13      45.86      15.42       45.55      43.53      34.49      26.94      31.54
1990              -6.20      -7.77     -10.66       3.81      -0.43       -5.78       7.12      -1.55      -4.25      -3.16
1991              41.45      35.42      52.96      18.09      37.67       89.70      65.38      51.16      37.12      30.56
1992              15.50       9.02      13.27      22.69      22.66        5.35       6.47       3.15      16.63       7.72
1993              17.60      28.48      19.06      33.08      50.87       32.10      12.81      21.93      29.82      10.01
1994               2.24       3.81      -2.31       5.30      -5.69        1.75       3.67       2.76       0.67       1.30
1995              33.55      36.57      47.09      28.41      25.47       61.51      44.58      46.98      34.22      37.50
1996              17.10      28.49      20.41      28.74      28.12       27.74      45.45      29.16      24.57      23.11
1997              33.87      21.91      21.39      36.03      17.53       34.92      40.79      29.84      26.15      33.29
1998              11.01      10.70      14.60      50.41       6.61      106.04      93.85      54.12      18.67      28.70
1999               2.52       3.67      23.41      17.43      14.18      103.33     101.92      52.50      12.24      21.07
2000               2.60       6.11      30.09     -19.00      12.27      -19.84     -18.90       1.67       6.41      -9.18
2001               8.88      -4.79       4.43     -17.31      -6.88      -33.19       0.89      -8.12      -3.13     -11.91
2002              -9.65      -8.92     -10.01     -16.77      -6.78      -26.52     -19.51     -11.96     -10.43     -22.10
2003              43.40      28.69      45.42      22.27      25.67       33.25      44.37      33.01      33.09      28.72

20 Year
Annualized
Return            17.16      15.93      17.13      17.00      18.90      21.21*     24.98*     20.38*      17.59      12.94



               Russell
                2000                           Hang Seng
                Index   DJIA Index  FT 30Index    Index

1984            -7.28       1.00        2.72      45.72
1985            31.07      33.57       55.20      51.02
1986             5.96      26.37       24.29      51.26
1987            -8.25       5.48       37.49      -8.08
1988            25.04      16.43        6.89      21.80
1989            15.77      31.87       22.74      10.21
1990           -19.75      -0.81       10.21      11.72
1991            46.00      24.48       15.17      48.03
1992            18.47       7.36       -2.01      32.40
1993            18.98      16.89       19.27     121.82
1994            -1.88       4.97        1.60     -29.08
1995            28.34      36.89       17.98      27.21
1996            16.46      29.10       20.02      37.71
1997            22.28      24.80       16.64     -17.78
1998            -2.53      18.20       12.58      -2.28
1999            21.17      26.92       14.61      74.11
2000            -2.87      -4.83      -16.66      -8.89
2001             2.49      -5.50      -23.64     -22.62
2002           -20.44     -14.79      -29.23     -15.65
2003            47.29      28.32       26.44      39.28

20 Year
Annualized
Return          10.20      14.35        9.84      18.28

(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the NASDAQ(R) 15
         Strategy, the Value Line(R) 25 Strategy, the VIP Strategy and the JNL 5
         Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.
(2) The total return shown does not take into consideration any sales charges, commissions, expenses or taxes. Total return assumes that all dividends are reinvested and all returns are stated in terms of the United States dollar. Although each Strategy seeks to achieve a better performance than its respective index as a whole, there can be no assurance that a Strategy will achieve a better performance.
*These numbers reflect an 18 year Annualized Return.

The second paragraph and the Financial Highlights table in the section entitled "FINANCIAL HIGHLIGHTS" should be deleted in its entirety and replaced with the following:

The information for 2001, 2002 and 2003 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2004 has not been audited. The information for other periods shown below were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                $4.19             $0.03            $0.14           $0.17           $4.36
    12/31/2003                 3.15              0.02             1.02            1.04            4.19
    12/31/2002                 5.79              0.01            (2.65)          (2.64)           3.15
    12/31/2001                11.02              0.01            (5.24)          (5.23)           5.79
    12/31/2000                15.09             (0.02)           (4.05)          (4.07)          11.02
 07/02(a)-12/31/99            10.00                 -             5.09            5.09           15.09

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                10.71                 -             0.02            0.02           10.73
    12/31/2003                 8.86              0.08             1.77            1.85           10.71
    12/31/2002                 9.42              0.02            (0.58)          (0.56)           8.86
    12/31/2001                10.31              0.02            (0.91)          (0.89)           9.42
    12/31/2000                 9.55              0.02             0.74            0.76           10.31
 07/02(a)-12/31/99            10.00              0.03            (0.48)          (0.45)           9.55

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                14.13              0.05             2.07            2.12           16.25
    12/31/2003                10.72              0.08             3.33            3.41           14.13
    12/31/2002                11.11              0.05            (0.44)          (0.39)          10.72
    12/31/2001                14.91              0.01            (3.81)          (3.80)          11.11
    12/31/2000                10.27                 -             4.64            4.64           14.91
 07/02(a)-12/31/99            10.00              0.04             0.23            0.27           10.27

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                11.57              0.09             0.22            0.31           11.88
    12/31/2003                 8.68              0.11             2.78            2.89           11.57
    12/31/2002                10.10              0.07            (1.49)          (1.42)           8.68
    12/31/2001                11.42              0.04            (1.36)          (1.32)          10.10
    12/31/2000                 8.97              0.02             2.43            2.45           11.42
 07/02(a)-12/31/99            10.00              0.02            (1.05)          (1.03)           8.97

-------------------------------------------------------------------------------------------------------




                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                  4.06 %           $13,282            21.8%             0.75%          1.43%
    12/31/2003                   33.02             8,244            149.3              0.91           0.46
    12/31/2002                  (45.60)            6,104             50.9              0.89           0.15
    12/31/2001                  (47.46)           10,471             64.1              0.85          (0.08)
    12/31/2000                  (26.97)           12,503             76.0              0.85          (0.25)
 07/02(a)-12/31/99               50.90             5,049             85.7              0.85          (0.08)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                   0.19            15,285              4.6              0.76              -
    12/31/2003                  20.88            10,764            167.7              0.91           0.72
    12/31/2002                  (5.94)            9,466             28.5              0.89           0.39
    12/31/2001                  (8.63)            8,006             61.7              0.85           0.71
    12/31/2000                   7.96             4,301             52.9              0.85           0.57
 07/02(a)-12/31/99              (4.50)            1,673             98.2              0.85           0.76

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                   15.00            29,865              1.6              0.74           0.92
    12/31/2003                   31.81             9,136            141.2              0.91           0.65
    12/31/2002                   (3.51)            7,408             53.0              0.89           0.42
    12/31/2001                  (25.49)            7,468             67.6              0.85           0.33
    12/31/2000                   45.18             5,226             54.3              0.85           0.40
 07/02(a)-12/31/99                2.70               762            103.1              0.85           0.47

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                    2.68            21,972              2.9              0.76           1.70
    12/31/2003                   33.30            17,965            162.2              0.91           1.06
    12/31/2002                  (14.06)           14,184             25.3              0.89           0.70
    12/31/2001                  (11.56)           15,911             67.6              0.85           0.63
    12/31/2000                   27.31            11,278             41.9              0.85           0.53
 07/02(a)-12/31/99              (10.30)            2,496             61.5              0.85           0.73

-----------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                11.28              0.02             0.30            0.32          11.60
    12/31/2003                 8.79             (0.03)            2.52            2.49          11.28
    12/31/2002                12.67             (0.03)           (3.85)          (3.88)          8.79
    12/31/2001                13.60             (0.03)           (0.90)          (0.93)         12.67
    12/31/2000                 9.74                 -             3.86            3.86          13.60
 07/02(a)-12/31/99            10.00                 -            (0.26)          (0.26)          9.74

-------------------------------------------------------------------------------------------------------




                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                    2.84            42,997              0.5              0.75           0.54
    12/31/2003                   28.33            23,634            145.5              0.91           0.27
    12/31/2002                  (30.62)           18,280             44.0              0.89          (0.28)
    12/31/2001                   (6.84)           24,500             52.5              0.85          (0.26)
    12/31/2000                   39.63            17,462             63.0              0.85           0.04
 07/02(a)-12/31/99               (2.60)            4,046             58.9              0.85           0.15

--------------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights


                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                $6.13            $(0.01)          $(0.05)         $(0.06)          $6.07
    12/31/2003                 4.22             (0.04)            1.95            1.91            6.13
    12/31/2002                 6.72             (0.03)           (2.47)          (2.50)           4.22
    12/31/2001                12.18                 -            (5.46)          (5.46)           6.72
    12/31/2000                15.39             (0.08)           (3.13)          (3.21)          12.18
 07/02(a)-12/31/99            10.00             (0.01)            5.40            5.39           15.39

-------------------------------------------------------------------------------------------------------





                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                  (0.98)%         $29,039             1.5%             0.76%          (0.45)%
    12/31/2003                  45.26            20,434            155.9              0.91          (0.65)
    12/31/2002                 (37.20)           14,515             32.4              0.89          (0.80)
    12/31/2001                 (44.83)           20,044             64.4              0.85          (0.72)
    12/31/2000                 (20.86)           20,071             81.5              0.85          (0.72)
 07/02(a)-12/31/99              53.90             7,834             55.7              0.85          (0.40)

------------------------------------------------------------------------------------------------------------------


--------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.





(To be used with NV3714CE Rev. 05/04 and NV5526 Rev. 05/04.)

                                                                   V5861 10/04

               SUPPLEMENT DATED OCTOBER 4, 2004 TO THE PROSPECTUS
                                DATED MAY 1, 2004

                            JNL(R) VARIABLE FUND LLC

The following changes apply to the prospectus listed above:

The following funds should be added to the front cover:

         JNL/Mellon Capital Management JNL 5 Fund
         JNL/Mellon Capital Management VIP Fund

The following should be added:

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "DJIASM" "The DowSM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow SM 10 Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The Dow SM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The Dow SM 10 Fund or the owners of the JNL/Mellon Capital Management The Dow SM 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R). The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks Of THe Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

The following Funds should be added to the section entitled "ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC":

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL 5 Fund ("JNL 5 Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five different specialized strategies:

     o    The DowSM 10 Strategy, a dividend yielding strategy;

     o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;

     o    The Global 15 Strategy, a dividend yielding strategy;

     o    The 25 Strategy, a dividend yielding strategy; and

     o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Supplement.

The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this supplement. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------
------------------------------------------------------- ----------------------------
                                                                  CLASS A
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
Management/Administrative Fee                                      0.52%
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
12b-1 Service Fee                                                  0.20%
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
Other Expenses*                                                    0.01%
------------------------------------------------------- ----------------------------
------------------------------------------------------- ----------------------------
Total Fund Annual Operating Expenses                               0.73%
------------------------------------------------------- ----------------------------

* Other Expenses include the costs associated with license fees paid to Dow Jones and S&P and includes the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                ----------------------------------- ---------------------------
                EXPENSE EXAMPLE                              CLASS A
                ----------------------------------- ---------------------------
                ----------------------------------- ---------------------------
                1 Year                                         $75
                ----------------------------------- ---------------------------
                ----------------------------------- ---------------------------
                3 Years                                       $233
                ----------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund (VIP Fund) is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The DowSMCore 5 Strategy;

     o    The European 20 Strategy;

     o    The NASDAQ(R) 15 Strategy;

     o    The S&P 24 Strategy;

     o    The Select Small-Cap Strategy; and

     o    The Value Line(R) 25 Strategy.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about January 1. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following the Stock Selection Date and when cash flow activity occurs. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the strategies. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The securities which comprise the above strategies are selected as follows:

THE DOWSMCORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high dividend yields and/or high buyback ratios and high return on assets. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the Stock Selection Date divided by a company's shares outstanding on or about the Stock Selection Date, minus "1".

     The Dow Core 5 Strategy stocks are determined as follows:

     o The sub-adviser ranks all 30 stocks contained in the DJIASM by the sum of their dividend yield and buyback ratio on or about the Stock Selection Date;

     o The sub-adviser then selects the 10 stocks with the highest combined dividend yields and buyback ratios; and

     o From the 10 stocks selected above, the sub-adviser selects the five stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the five stocks selected for the Strategy on or about the Stock Selection Date.

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

     o The sub-adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on or about the Stock Selection Date;

     o The sub-adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy

THE NASDAQ(R) 15 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The NASDAQ 15 Strategy seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The NASDAQ 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R).

The 15 common stocks held by the strategy are selected each year through the following multi-step process from the stocks listed on the Nasdaq-100 Index as of the close of business on or about the applicable Stock Selection Date. First, the securities are ranked by the following criteria: (1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. We select the 15 stocks with the lowest sums for the Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE S&P 24 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Strategy seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. The S&P 24 Strategy selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The 24 companies are selected only once annually on or about the Stock Selection Date using the following steps:

     o All of the economic sectors in the S&P 500 Index are ranked by market capitalization and the eight largest sectors are selected;

     o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

          o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

          o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

          o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

     o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for The S&P 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

     Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

THE SELECT SMALL-CAP STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Select Small-Cap Strategy seeks to achieve its objective by investing in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Select Small-Cap Strategy stocks are determined on or about the last business day before the Stock Selection Date as follows:

     o The sub-adviser selects the stocks of all U.S. corporations which trade on the NYSE, the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq") (excluding limited partnerships, American Depository Receipts and mineral and oil royalty trusts);

     o    The   sub-adviser   then  selects   companies   which  have  a  market
          capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000;

     o The sub-adviser then selects the stocks with positive three-year sales growth;

     o The sub-adviser then selects those stocks whose most recent annual earnings are positive;

     o The sub-adviser then eliminates any stock whose price has appreciated by more than 75% in the last 12 months; and

     o Finally, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months on a relative market capitalization basis (highest to lowest) for the Select Small-Cap Strategy.

THE VALUE LINE(R) 25 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Strategy seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line's view of their probable price performance during the next six months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen from the 100 stocks with the #1 ranking on or about January 1 each year.

     The 25 stocks are chosen as follows:

     o starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o the numerical ranks achieved by each company in the above step are added; and

     o    the 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

These stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the Strategy on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

     o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

          Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

     o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

     o CONCENTRATION RISK. For the NASDAQ(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

The Fund will commence investment operation on or about the date of this supplement. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

  -------------------------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  -------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------- -------------------
                                                                                           CLASS A
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Management/Administrative Fee                                                             0.52%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  12b-1 Service Fee                                                                         0.20%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Other Expenses*                                                                           0.05%
  ----------------------------------------------------------------------------------- -------------------
  ----------------------------------------------------------------------------------- -------------------
  Total Fund Annual Operating Expenses                                                      0.77%
  ----------------------------------------------------------------------------------- -------------------

* Other Expenses include the costs associated with license fees paid to Dow Jones, NASDAQ, S&P and Value Line and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       --------------------------------------------- -------------------------
       EXPENSE EXAMPLE                                       CLASS A
       --------------------------------------------- -------------------------
       --------------------------------------------- -------------------------
       1 Year                                                   $79
       --------------------------------------------- -------------------------
       --------------------------------------------- -------------------------
       3 Years                                                 $246
       --------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND (formerly JNL/Curian The DowSM 10 Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management The DowSM 10 Fund (The Dow 10 Fund) is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average (DJIA) which have the highest dividend yields on or about the business day before each "Stock Selection Date." The ten companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE DOW 10 FUND. An investment in The Dow 10 Fund is not guaranteed. As with any mutual fund, the value of The Dow 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because The Dow 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Dow 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, The Dow 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Dow 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Dow 10 Fund's strategy of investing in ten companies according to criteria determined on a Stock Selection Date prevents The Dow 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject The Dow 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent The Dow 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Dow 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on or about the business day before each Stock Selection Date as follows:

     o the sub-adviser determines the dividend yield on each common stock in the DJIA on or about the business day before the Stock Selection Date; and

     o the sub-adviser allocates approximately equal amounts of The Dow 10 Fund to the ten companies in the DJIA that have the highest dividend yield.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the ten common stocks selected. Between Stock Selection Dates, when cash inflows and outflows require, The Dow 10 Fund purchases and sells common stocks of the ten selected companies approximately according to the percentage relationship among the common stocks established on the prior Stock Selection Date.

To effectively manage cash inflows and outflows, The Dow 10 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Dow 10 Fund may also invest to some degree in money market instruments.

The stocks in The Dow 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.

The performance of The Dow 10 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about The Dow 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND (formerly JNL/Curian The S&P(R) 10 Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management The S&P(R) 10 Fund (The S&P 10 Fund) is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index, on or about the last business day before each "Stock Selection Date." The screening process is described in the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the Fund." The ten companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the five business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE S&P 10 FUND. An investment in The S&P 10 Fund is not guaranteed. As with any mutual fund, the value of The S&P 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because The S&P 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The S&P 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, The S&P 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The S&P 10 Fund's total return and share price.

     o LIMITED MANAGEMENT. The S&P 10 Fund's strategy of investing in ten companies according to criteria determined on a Stock Selection Date prevents The S&P 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject The S&P 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent The S&P 10 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The S&P 10 Fund consists of a portfolio of 10 common stocks selected on or about the business day before each Stock Selection Date through the following process:

     o the sub-adviser ranks the companies in the S&P 500 Index by market capitalization;

     o the sub-adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

     o from the remaining companies, the sub-adviser selects the half with the lowest price to sales ratio;

     o from the remaining companies, the sub-adviser selects the ten common stocks with the greatest one-year price appreciation; and

     o the sub-adviser allocates approximately equal amounts of The S&P 10 Fund to the selected ten common stocks.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 10 common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, The S&P 10 Fund purchases and sells common stocks of the ten selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

To effectively manage cash inflows and outflows, The S&P 10 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The S&P 10 Fund may also invest to some degree in money market instruments.

The stocks in The S&P 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.

The performance of The S&P 10 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about The S&P 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON  CAPITAL  MANAGEMENT  GLOBAL 15 FUND (formerly  JNL/Curian  Global 15
Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Global 15 Fund (Global 15 Fund) is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of The Dow Jones Industrial Average (DJIA), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index) and the Hang Seng Index. The Global 15 Fund consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in the respective index, on or about the last business day before each "Stock Selection Date." The fifteen companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL 15 FUND. An investment in the Global 15 Fund is not guaranteed. As with any mutual fund, the value of the Global 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Global 15 Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Global 15 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global 15 Fund's total return and share price.

     o FOREIGN INVESTING RISK. Because the Global 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global 15 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Global 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o LIMITED MANAGEMENT. The Global 15 Fund's strategy of investing in fifteen companies according to criteria determined on a Stock Selection Date prevents the Global 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global 15 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Global 15 Fund invests in the common stock of fifteen companies included in the DJIA, the FT30 Index and the Hang Seng Index. The fifteen common stocks are chosen on or about the business day before each Stock Selection Date as follows:

     o the sub-adviser determines the dividend yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

     o the sub-adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest dividend yield in the respective index; and

     o out of those companies, the sub-adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the five companies in each index with the lowest price per share.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the fifteen common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the Global 15 Fund purchases and sells common stocks of the fifteen selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Global 15 Fund may also invest to some degree in money market instruments.

The performance of the Global 15 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Global 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND (formerly JNL/Curian 25 Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 25 Fund (25 Fund) is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (NYSE), on or about the last business day before each "Stock Selection Date." The 25 companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE 25 FUND. An investment in the 25 Fund is not guaranteed. As with any mutual fund, the value of the 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of or all of the companies in which the 25 Fund may invest may be small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the 25 Fund may not be appropriate for all investors.

     o NON-DIVERSIFICATION. The 25 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The 25 Fund's strategy of investing in 25 companies according to criteria determined on a Stock Selection Date prevents the 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the 25 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting large capitalization common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on or about the business day before each Stock Selection Date:

     o the sub-adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

     o those common stocks are then ranked from highest to lowest market capitalization, and the sub-adviser selects the 400 highest market capitalization stocks;

     o those 400 common stocks are then ranked, in terms of dividend yield, from highest to lowest, and the sub-adviser selects the 75 highest dividend-yielding stocks;

     o from the remaining 75 stocks, the sub-adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and

     o the sub-adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 25 common stocks selected. Between Stock Selection Dates, when cash inflows or outflows require, the 25 Fund purchases and sells common stocks of the 25 selected companies according to the percentage relationship among the common stocks established at the Stock Selection Date.

To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON  CAPITAL  MANAGEMENT  SELECT  SMALL-CAP  FUND  (formerly   JNL/Curian
Small-Cap Fund)*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund (Small-Cap Fund) is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization (small cap) companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange
(NYSE), the American Stock Exchange (AMEX) or The Nasdaq Stock Market (Nasdaq), on or about the last business day before each "Stock Selection Date." The Fund deems a small cap company to be one with a market capitalization between $150 million and $1 billion. These companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within 5 business days immediately following each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

PRINCIPAL RISKS OF INVESTING IN THE SMALL-CAP FUND. An investment in the Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Small-Cap Fund is likely to invest have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Small-Cap Fund may not be appropriate for all investors.

     o NON-DIVERSIFICATION. The Small-Cap Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Small-Cap Fund's total return and share price.

     o    LIMITED  MANAGEMENT.  The  Small-Cap  Fund's  strategy of investing in certain companies according to criteria determined on a Stock Selection Date prevents the Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Small-Cap Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on or about the business day before each Stock Selection Date:

     o the sub-adviser selects all U.S. registered corporations the common stocks of which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

     o from those companies, the sub-adviser then selects only those companies which have a market capitalization of between $150 million and $1 billion and whose stocks have an average daily dollar trading volume of at least $500,000 (these dollar limitations will be adjusted periodically for inflation);

     o from the remaining companies, the sub-adviser selects only the stocks of companies with positive three-year sales growth;

     o next, from the remaining companies, the sub-adviser selects only the stocks of companies whose most recent annual earnings are positive;

     o the sub-adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

     o from the remaining list, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and

     o    the Small-Cap Fund purchases the selected 40 common stocks, allocating
          its  assets  among  them  in   proportion   to  the  relative   market
          capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

For the purpose of determining the allocation among the selected stocks of purchases and sales which will be made in response to cash inflows and outflows prior to the next Stock Selection Date, the sub-adviser determines the percentage relationship between the number of shares of each of the 40 common stocks selected. Between Stock Selection Dates, when cash inflows and outflows require, the Small-Cap Fund purchases and sells common stocks of the 40 selected companies according to the percentage relationship among the common stocks established at the prior Stock Selection Date.

To effectively manage cash inflows and outflows, the Small-Cap Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Small-Cap Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The following should be added to the section entitled "DESCRIPTION OF INDICES:"

THE DOW JONES INDUSTRIAL AVERAGE. The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

THE FINANCIAL TIMES ORDINARY INDEX. The FT30 Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

THE HANG SENG INDEX. The Hang Seng Index presently consists of 33 of the 358 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (Hong Kong Stock Exchange), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 70% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

THE STANDARD & POOR'S 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

NASDAQ-100 INDEX. The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

                       MANAGEMENT OF THE JNL VARIABLE FUND

In the section entitled "INVESTMENT ADVISER", the last paragraph should be deleted in its entirety and replaced with the following:

The JNL/Mellon Capital Management Funds ("JNL/MCM") are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%

The section entitled "TAX STATUS" should be deleted in its entirety and replaced with the following:

                                   TAX STATUS
GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of the Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

REGULATED INVESTMENT COMPANY FUNDS

The sole owners of each Fund are one or more separate accounts of JNL and Jackson National Life Insurance Company of New YorkSM and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Sector Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of JNL and Jackson National Life Insurance Company of New York. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The sub-adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

The following table should be added to the prospectus:

   HYPOTHETICAL PERFORMANCE DATA FOR JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

Certain aspects of the investment strategies for The DowSM 10 Fund, The S&P(R) 10 Fund, the Global 15 Fund, the 25 Fund, the Select Small-Cap Fund, the NASDAQ(R) 15 Fund, the Value Line(R) 25 Fund, the VIP Fund and the JNL 5 Fund (JNL/Mellon Capital Management Funds) can be demonstrated using historical data. The following table illustrates the hypothetical performance of the investment strategies used by each JNL/Mellon Capital Management Fund and the actual performance of the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index and the Russell 2000 Index. The table also shows how performance varies from year to year.

The information for the JNL/Mellon Capital Management Funds assumes that each investment strategy was fully invested as of the beginning of each year and that each "Stock Selection Date" was the first business day of the year. In addition, the performance information does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, expenses or taxes. Any of such charges will lower the returns shown. The information provided below also does not reflect that we may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The results would be different if the cash positions were reflected.

In preparing the hypothetical performance reports, Mellon Capital Management Corporation made various assumptions about how the strategies would have been implemented historically. Mellon Capital Management Corporation's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical results shown could have been achieved with actual trading or that other assumptions would have produced identical results.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

The returns shown below for the JNL/Mellon Capital Management Funds do not represent the results of actual trading and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used during the periods shown to actually manage client assets.

The returns shown below for the JNL/Mellon Capital Management Funds are not a guarantee of future performance and should not be used to predict the expected returns for a specific JNL/Mellon Capital Management Fund. The hypothetical returns shown below do indicate the significant variation in returns among the several JNL/Mellon Capital Management Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical JNL/Mellon Capital Management Fund under-performed its respective index in certain years.

                   HYPOTHETICAL COMPARISION OF TOTAL RETURNS



                                    Select                Global     NASDAQ(R)   Value
               25 Fund    Dow 10   Small-Cap    S&P 10      15          15     Line(R) 25    VIP      JNL 5     S&P 500
               Strategy  Strategy  Strategy   Strategy   Strategy    Strategy  Strategy   Strategy   Strategy     Index

1984              2.15       6.47      5.25       8.60     18.03           -         -         -       8.10      6.03
1985             43.69      30.49     35.38      51.65     45.53           -         -         -      41.35     31.58
1986             29.18      35.58     10.16      34.55     37.86        9.08     27.23     26.58      29.47     18.31
1987             17.84      20.20     -1.78       4.20     40.42       19.51     15.98     17.33      16.18      5.11
1988             36.77      26.55     26.79      20.36     23.29        8.66      7.56     15.77      26.75     16.65
1989             22.20      27.07     24.13      45.86     15.42       45.55     43.53     34.49      26.94     31.54
1990             -6.20      -7.77    -10.66       3.81     -0.43       -5.78      7.12     -1.55      -4.25     -3.16
1991             41.45      35.42     52.96      18.09     37.67       89.70     65.38     51.16      37.12     30.56
1992             15.50       9.02     13.27      22.69     22.66        5.35      6.47      3.15      16.63      7.72
1993             17.60      28.48     19.06      33.08     50.87       32.10     12.81     21.93      29.82     10.01
1994              2.24       3.81     -2.31       5.30     -5.69        1.75      3.67      2.76       0.67      1.30
1995             33.55      36.57     47.09      28.41     25.47       61.51     44.58     46.98      34.22     37.50
1996             17.10      28.49     20.41      28.74     28.12       27.74     45.45     29.16      24.57     23.11
1997             33.87      21.91     21.39      36.03     17.53       34.92     40.79     29.84      26.15     33.29
1998             11.01      10.70     14.60      50.41      6.61      106.04     93.85     54.12      18.67     28.70
1999              2.52       3.67     23.41      17.43     14.18      103.33    101.92     52.50      12.24     21.07
2000              2.60       6.11     30.09     -19.00     12.27      -19.84    -18.90      1.67       6.41     -9.18
2001              8.88      -4.79      4.43     -17.31     -6.88      -33.19      0.89     -8.12      -3.13    -11.91
2002             -9.65      -8.92    -10.01     -16.77     -6.78      -26.52    -19.51    -11.96     -10.43    -22.10
2003             43.40      28.69     45.42      22.27     25.67       33.25     44.37     33.01      33.09     28.72

20 Year
Annualized
Return           17.16      15.93     17.13      17.00     18.90      21.21*    24.98*    20.38*      17.59     12.94



              Russell
               2000       DJIA      FT 30   Hang Seng
               Index     Index      Index     Index

1984          -7.28      1.00      2.72      45.72
1985          31.07     33.57     55.20      51.02
1986           5.96     26.37     24.29      51.26
1987          -8.25      5.48     37.49      -8.08
1988          25.04     16.43      6.89      21.80
1989          15.77     31.87     22.74      10.21
1990         -19.75     -0.81     10.21      11.72
1991          46.00     24.48     15.17      48.03
1992          18.47      7.36     -2.01      32.40
1993          18.98     16.89     19.27     121.82
1994          -1.88      4.97      1.60     -29.08
1995          28.34     36.89     17.98      27.21
1996          16.46     29.10     20.02      37.71
1997          22.28     24.80     16.64     -17.78
1998          -2.53     18.20     12.58      -2.28
1999          21.17     26.92     14.61      74.11
2000          -2.87     -4.83    -16.66      -8.89
2001           2.49     -5.50    -23.64     -22.62
2002         -20.44    -14.79    -29.23     -15.65
2003          47.29     28.32     26.44      39.28

20 Year
Annualized
Return        10.20     14.35      9.84      18.28



(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the NASDAQ(R) 15 Strategy, the Value Line(R) 25 Strategy, the VIP Strategy and the
         JNL 5 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.
(2) The total return shown does not take into consideration any sales charges, commissions, expenses or taxes. Total return assumes that all dividends are reinvested and all returns are stated in terms of the United States dollar. Although each Strategy seeks to achieve a better performance than its respective index as a whole, there can be no assurance that a Strategy will achieve a better performance.
*These numbers reflect an 18 year Annualized Return.

The second paragraph and the Financial Highlights table in the section entitled "FINANCIAL HIGHLIGHTS" should be deleted in its entirety and replaced with the following:

The information for 2001, 2002 and 2003 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2004 has not been audited. The information for other periods shown below were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                $4.19             $0.03            $0.14           $0.17           $4.36
    12/31/2003                 3.15              0.02             1.02            1.04            4.19
    12/31/2002                 5.79              0.01            (2.65)          (2.64)           3.15
    12/31/2001                11.02              0.01            (5.24)          (5.23)           5.79
    12/31/2000                15.09             (0.02)           (4.05)          (4.07)          11.02
 07/02(a)-12/31/99            10.00                 -             5.09            5.09           15.09

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                10.71                 -             0.02            0.02           10.73
    12/31/2003                 8.86              0.08             1.77            1.85           10.71
    12/31/2002                 9.42              0.02            (0.58)          (0.56)           8.86
    12/31/2001                10.31              0.02            (0.91)          (0.89)           9.42
    12/31/2000                 9.55              0.02             0.74            0.76           10.31
 07/02(a)-12/31/99            10.00              0.03            (0.48)          (0.45)           9.55

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                14.13              0.05             2.07            2.12           16.25
    12/31/2003                10.72              0.08             3.33            3.41           14.13
    12/31/2002                11.11              0.05            (0.44)          (0.39)          10.72
    12/31/2001                14.91              0.01            (3.81)          (3.80)          11.11
    12/31/2000                10.27                 -             4.64            4.64           14.91
 07/02(a)-12/31/99            10.00              0.04             0.23            0.27           10.27

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                11.57              0.09             0.22            0.31           11.88
    12/31/2003                 8.68              0.11             2.78            2.89           11.57
    12/31/2002                10.10              0.07            (1.49)          (1.42)           8.68
    12/31/2001                11.42              0.04            (1.36)          (1.32)          10.10
    12/31/2000                 8.97              0.02             2.43            2.45           11.42
 07/02(a)-12/31/99            10.00              0.02            (1.05)          (1.03)           8.97

-------------------------------------------------------------------------------------------------------




                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                  4.06 %           $13,282            21.8%             0.75%          1.43%
    12/31/2003                   33.02             8,244            149.3              0.91           0.46
    12/31/2002                  (45.60)            6,104             50.9              0.89           0.15
    12/31/2001                  (47.46)           10,471             64.1              0.85          (0.08)
    12/31/2000                  (26.97)           12,503             76.0              0.85          (0.25)
 07/02(a)-12/31/99               50.90             5,049             85.7              0.85          (0.08)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                   0.19            15,285              4.6              0.76              -
    12/31/2003                  20.88            10,764            167.7              0.91           0.72
    12/31/2002                  (5.94)            9,466             28.5              0.89           0.39
    12/31/2001                  (8.63)            8,006             61.7              0.85           0.71
    12/31/2000                   7.96             4,301             52.9              0.85           0.57
 07/02(a)-12/31/99              (4.50)            1,673             98.2              0.85           0.76

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                   15.00            29,865              1.6              0.74           0.92
    12/31/2003                   31.81             9,136            141.2              0.91           0.65
    12/31/2002                   (3.51)            7,408             53.0              0.89           0.42
    12/31/2001                  (25.49)            7,468             67.6              0.85           0.33
    12/31/2000                   45.18             5,226             54.3              0.85           0.40
 07/02(a)-12/31/99                2.70               762            103.1              0.85           0.47

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                    2.68            21,972              2.9              0.76           1.70
    12/31/2003                   33.30            17,965            162.2              0.91           1.06
    12/31/2002                  (14.06)           14,184             25.3              0.89           0.70
    12/31/2001                  (11.56)           15,911             67.6              0.85           0.63
    12/31/2000                   27.31            11,278             41.9              0.85           0.53
 07/02(a)-12/31/99              (10.30)            2,496             61.5              0.85           0.73

-----------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                11.28              0.02             0.30            0.32          11.60
    12/31/2003                 8.79             (0.03)            2.52            2.49          11.28
    12/31/2002                12.67             (0.03)           (3.85)          (3.88)          8.79
    12/31/2001                13.60             (0.03)           (0.90)          (0.93)         12.67
    12/31/2000                 9.74                 -             3.86            3.86          13.60
 07/02(a)-12/31/99            10.00                 -            (0.26)          (0.26)          9.74

-------------------------------------------------------------------------------------------------------




                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                    2.84            42,997              0.5              0.75           0.54
    12/31/2003                   28.33            23,634            145.5              0.91           0.27
    12/31/2002                  (30.62)           18,280             44.0              0.89          (0.28)
    12/31/2001                   (6.84)           24,500             52.5              0.85          (0.26)
    12/31/2000                   39.63            17,462             63.0              0.85           0.04
 07/02(a)-12/31/99               (2.60)            4,046             58.9              0.85           0.15

--------------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


JNL VARIABLE FUNDS (Unaudited)
Financial Highlights


                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                $6.13            $(0.01)          $(0.05)         $(0.06)          $6.07
    12/31/2003                 4.22             (0.04)            1.95            1.91            6.13
    12/31/2002                 6.72             (0.03)           (2.47)          (2.50)           4.22
    12/31/2001                12.18                 -            (5.46)          (5.46)           6.72
    12/31/2000                15.39             (0.08)           (3.13)          (3.21)          12.18
 07/02(a)-12/31/99            10.00             (0.01)            5.40            5.39           15.39
-------------------------------------------------------------------------------------------------------






                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                  (0.98)%         $29,039             1.5%             0.76%          (0.45)%
    12/31/2003                  45.26            20,434            155.9              0.91          (0.65)
    12/31/2002                 (37.20)           14,515             32.4              0.89          (0.80)
    12/31/2001                 (44.83)           20,044             64.4              0.85          (0.72)
    12/31/2000                 (20.86)           20,071             81.5              0.85          (0.72)
 07/02(a)-12/31/99              53.90             7,834             55.7              0.85          (0.40)

------------------------------------------------------------------------------------------------------------------


--------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.



(To be used with HR105 Rev. 5/04 and VC2440 Rev. 05/04.)

                                                                     V5860 10/04

--------
* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Moderate Growth Fund, and JNL/S&P Managed Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Moderate Growth Fund, and JNL/S&P Managed Growth Fund may invest.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

* This Fund is not available as an investment option. However, the principal investment strategy for the Fund is similar to one of the strategies used for the JNL/Mellon Capital Management JNL 5 Fund.

                     SUPPLEMENT DATED OCTOBER 4, 2004 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2004

                            JNL(R) VARIABLE FUND LLC

The following should be added to the first page:

                    SHAREHOLDER COMMUNICATIONS WITH MANAGERS

     Shareholders of the Funds can communicate directly with the Board of Managers by writing to the Chair of the Board, Dominic D'Annunzio, P.O. Box 30902, Lansing, MI 48909-8402. Shareholders can communicate directly with an individual manager by writing to that manager at P.O. Box 30902, Lansing, MI 48909-8402. Such communications to the Board or individual managers are not screened before being delivered to the addressee.

Under the section entitled "COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES", please add the following paragraph:

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY ALL FUNDS EXCLUDING THE SECTOR FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages.

On pages 28 and 29 under the section entitled "MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND", please delete the last paragraph and the chart in its entirety and replace it with the following:

For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL(R) Series Trust (40 portfolios), JNL Investors Series Trust (1 portfolio), JNL Variable Fund LLC (15 portfolios), JNL Variable Fund III LLC (1 portfolio), JNL Variable Fund V LLC (1 portfolio) and JNLNY Variable Fund I LLC (7 portfolios).

-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
                                    CURRENT                                                     NUMBER OF
                                   POSITION                                                 PORTFOLIOS IN THE        OTHER
                                 WITH THE JNL                           PRINCIPAL              FUND COMPLEX      DIRECTORSHIPS
     MANAGER/OFFICER (AGE)         VARIABLE       LENGTH OF            OCCUPATION            OVERSEEN BY THE      HELD BY THE
           & ADDRESS                 FUNDS       TIME SERVED      FOR THE PAST 5 YEARS           MANAGER            MANAGER
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGER
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Robert A. Fritts* (55)           Manager        2/99 to        Senior Vice President                65          None
1 Corporate Way                                 present        (9/03 to present) and
Lansing, MI 48951                                              Controller of Jackson
                                 President      12/02 to       National Life Insurance
                                 and Chief      present        Company (9/82 to present);
                                 Executive                     Vice President of Jackson
                                 Officer                       National Life Insurance
                                                               Company (8/82 to
                                                               8/03); Trustee or
                                                               Manager, and
                                                               (since 12/02)
                                                               President and
                                                               Chief Executive
                                                               Officer, of each
                                                               other investment
                                                               company in the
                                                               Fund Complex.
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
--------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Michael Bouchard (47)            Manager        4/00 to        Sheriff, Oakland County,             65          None
1 Corporate Way                                 present        Michigan (1/99 to
Lansing, MI 48951                                              present); Senator - State
                                                               of Michigan (1991 to
                                                               1999); Chairman -
                                                               Financial Services
                                                               Committee (1/95 to 1/99)
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Dominic D'Annunzio (65)          Chairman of    2/04 to        Acting Commissioner of               65          None
1 Corporate Way                  the Board      present        Insurance for the State of
Lansing, MI 48951                                              Michigan (1/90 to 5/90)
                                 Manager        6/03 to        (8/97 to 5/98)
                                                present
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Michelle Engler (45)             Manager        4/00 to        Attorney (1983 to                    65          Director of
1 Corporate Way                                 present        present); First Lady of                          Federal Home
Lansing, MI 48951                                              the State of Michigan                            Loan Mortgage
                                                               (1990 to 2002);                                  Corporation
                                                               Michigan Community Service
                                                               Commission Chair (1991 to
                                                               2000)
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Joseph Frauenheim (70)           Manager        12/03 to       Consultant (Banking)                 65          None
1 Corporate Way                                 present
Lansing, Michigan 48951
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Richard D. McLellan (61)         Manager        12/03 to       Member, Dykema Gossett               65          None
1 Corporate Way                                 present        PLLC (Law Firm)
Lansing, Michigan 48951
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------






------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
                                    CURRENT                                                     NUMBER OF
                                   POSITION                                                 PORTFOLIOS IN THE        OTHER
                                 WITH THE JNL                           PRINCIPAL              FUND COMPLEX      DIRECTORSHIPS
     MANAGER/OFFICER (AGE)         VARIABLE       LENGTH OF            OCCUPATION            OVERSEEN BY THE      HELD BY THE
           & ADDRESS                 FUNDS       TIME SERVED      FOR THE PAST 5 YEARS           MANAGER            MANAGER
------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Mark D. Nerud (38)              Vice President 2/99 to         Chief Financial Officer       Not Applicable    Not Applicable
225 West Wacker Drive                          present         (11/00 to present) and
Chicago, IL 60606                                              Managing Board Member of
                                Treasurer and                  the Adviser (11/00 to
                                Chief          12/02 to        11/03); Vice President,
                                Financial      present         Treasurer, Chief
                                Officer                        Financial Officer of
                                                               other Investment
                                                               Companies advised by the
                                                               Adviser; Vice President -
                                                               Fund Accounting &
                                                               Administration of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to present)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Susan S. Rhee (32)              Vice           2/04 to         Secretary of the Adviser      Not Applicable    Not Applicable
1 Corporate Way                 President,     present         (11/00 to present);
Lansing, MI 48951               Counsel and                    Assistant Vice President
                                Secretary                      of Jackson National Life
                                                               Insurance Company (8/03
                                                               to present); Associate
                                                               General Counsel of
                                                               Jackson National Life
                                                               Insurance Company (7/01
                                                               to present); Senior
                                                               Attorney of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to 7/01);
                                                               Goldman, Sachs & Co.
                                                               (10/99 to 12/99); Van Eck
                                                               Associates Corporation
                                                               (9/97 to 10/99)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------

Beginning on page 35 under the section entitled "INVESTMENT ADVISER" please delete the fourth and fifth paragraphs in their entirety and replace them with the following:

The JNL/Mellon Capital Management Funds are obligated to pay the Adviser the following fees:

                 ASSETS                               ANNUAL RATE
                 ------                               -----------
                 $0 to $50 million                       0.37%
                 $50 to $100 million                     0.31%
                 Over $100 million                       0.28%

On page 37 under the section entitled "INVESTMENT SUB-ADVISER" please delete the second to last paragraph in its entirety and replace it with the following:

The Adviser is obligated to pay Mellon Capital out of the advisory fee it receives from each JNL/Mellon Capital Management Funds the following fees:

The following paragraphs should be added at the end of the section entitled "LICENSE AGREEMENTS" on page 40:

JNL has entered into a License Agreement with Value Line(R). Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson National Life Insurance Company ("JNL") is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

On page 46, the second paragraph of the section entitled "PROXY VOTING FOR SECURITIES HELD BY THE FUNDS" should be deleted and replaced with the following:

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The sub-adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the sub-adviser, or affiliates of the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson National Life Insurance Company's website at www.jnl.com or Jackson National Life Insurance Company of New York's website at www.jnlny.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

On page 49, delete the section entitled "TAX STATUS" in its entirety and replace it with the following:

                                   TAX STATUS

The JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/Mellon Capital Management Funds and (ii) Regulated Investment Company Funds.

JNL/MELLON CAPITAL MANAGEMENT PORTFOLIOS

The only owners of any JNL/Mellon Capital Management Fund are JNL separate accounts that hold such interests pursuant to variable insurance contracts. As a limited liability company whose interests are sold only to JNL Separate Accounts, the JNL Variable Fund and its JNL/Mellon Capital Management Funds are disregarded as entities for purposes of federal income taxation.

JNL, through its separate accounts, is treated as owning the assets of the JNL/Mellon Capital Management Funds directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies). Under current tax law, interest, dividend income and capital gains of the JNL/Mellon Capital Management Funds are not taxable to the JNL/Mellon Capital Management Funds, and are taxed as part of the operations of JNL.

REGULATED INVESTMENT COMPANY FUNDS

The interests in each Sector Fund are owned by one or more separate accounts of JNL and the JNL/S&P Funds that hold such interests pursuant to variable annuity and variable life insurance contracts and by various funds of the JNL Series Trust, which are regulated investment companies under Subchapter M of the Code. The Regulated Investment Company Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and each Sector Fund intends to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Sector Fund is treated as a separate corporation for purposes of the Internal Revenue Code. Since each Sector Fund intends to distribute all of its net investment income and net capital gains to its owners, each Sector Fund will not be required to pay any federal income taxes.

If any Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits, and (3) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of Section 817(h), with the result that the variable annuity contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying for regulated investment company treatment.

All income dividends and capital gain distributions, if any, on Fund shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first Business Day following the record date, unless otherwise requested by a shareholder.

Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

CONTRACT OWNERS

Under current tax law, increases in policy value resulting from interest, dividend income and capital gains are not currently taxable to (nor are losses currently deductible by) policy owners, when left to accumulate within a variable annuity policy. Additional information relating to the tax treatment of the variable annuity policies for which the Funds serve as underlying funding alternatives is contained in the prospectuses for those policies.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts (that is, the assets of the Funds) that fund contracts such as the variable annuity and variable life policies issued by JNL. Failure to satisfy those standards would result in imposition of federal income tax on a variable annuity or variable life insurance policy owner with respect to the increase in the value of the variable annuity or variable life insurance policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the variable annuity or variable life insurance policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, a segregated asset account, such as the Fund of a JNL/Mellon Capital Management Fund, will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. Each Sector Fund intends to comply with these diversification requirements.

Each JNL/Mellon Capital Management Fund is managed with the intention of complying with these alternative diversification requirements under the Treasury Regulations. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.

On page 51, delete the section entitled "FINANCIAL STATEMENTS" in its entirety and replace it with the following:

The financial statements of the JNL Variable Fund for the periods ended December 31, 2003 and June 30, 2004 (unaudited), are incorporated by reference (which means they legally are a part of this SAI) from the JNL Variable Fund's Annual and Semi-Annual Reports to interest holders. The Annual and Semi-Annual Reports are available at no charge upon written or telephone request to the JNL Variable Fund at the address and telephone number set forth on the front page of this Statement of Additional Information





(To be used with V3670 05/04.)
                                                                    V5868 10/04

--------
* Mr. Fritts is an "interested person" of the JNL Variable Funds due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser.